UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08039

Third Avenue Trust
(Exact name of registrant as specified in charter)

622 Third Avenue, 32nd Floor, New York, NY	10017
(Address of principal executive offices)	(Zip code)

W. James Hall III, General Counsel, 622 Third Avenue, New York, NY	10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-443-1021

Date of fiscal year end: October 31, 2019

Date of reporting period: October 31, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Trust’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), is as follows:

Third Avenue Value Fund

Third Avenue Small-Cap Value Fund

Third Avenue Real Estate Value Fund

ANNUAL REPORT
OCTOBER 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on Third Avenue’s website (thirdave.com/fund-literature), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Funds electronically by signing up for paperless delivery at www.icsdelivery.com/thirdavenue. If you own these shares through a financial intermediary, you may contact your financial intermediary.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request to continue to receive paper copies of your shareholder reports or you can follow instructions included with this disclosure. If you invest directly with a Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by contacting 800-443-1021 or following instructions included with this disclosure. Your election to receive reports in paper will apply to all funds held with Third Avenue.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Funds.
To read the latest calendar quarter Portfolio Manager Commentary, please visit
www.thirdave.com

THIRD AVENUE FUNDS

Privacy Policy

Third Avenue Funds (the “Funds”) respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms and from the transactions you make with us, our affiliates, or third parties. We do not disclose any information about you or any of our former customers to anyone, except to our affiliates (which may include the Funds’ affiliated money management entities) and service providers, or as otherwise permitted by law. To protect your personal information, we permit access only to authorized employees. Be assured that we maintain physical, electronic and procedural safeguards that comply with federal standards to guard your personal information.

Proxy Voting Policies and Procedures

The Funds have delegated the voting of proxies relating to their voting securities to the Funds’ investment adviser pursuant to the adviser’s proxy voting guidelines. A description of these proxy voting guidelines and procedures, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by August 31 each year (i) without charge, upon request, by calling (800) 443-1021, (ii) at the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov, and (iii) on the Funds’ website www.thirdave.com.

Schedule of Portfolio Holdings—Form N-PORT

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at http://www.sec.gov.

Table of Contents

Third Avenue Value Fund	Page 2

Third Avenue Small-Cap Value Fund	Page 15

Third Avenue Real Estate Value Fund	Page 27

Statement of Assets and Liabilities	Page 41

Statement of Operations	Page 43

Statements of Changes in Net Assets	Page 45

Financial Highlights	Page 47

Notes to Financial Statements	Page 56

Report of Independent Registered Public Accounting Firm	Page 93

Annual Renewal of Investment Advisory Agreements	Page 94

Management of the Trust	Page 98

Schedule of Shareholder Expenses	Page 103

Federal Tax Status of Dividends and Distributions	Page 105

Third Avenue Trust

Third Avenue Value Fund
Portfolio Management Discussion
October 31, 2019 (Unaudited)

		Average Annual Returns for the Periods Ended October 31, 2019
	One Year ended 10/31/19	Three Year	Five Year	Ten Year	Since Inception Investor Class ‡	Since Inception Z Class *
Third Avenue Value Fund Investor Class†	(5.32%)	0.17%	(0.34%)	N/A	3.39%	N/A
Third Avenue Value Fund Institutional Class^	(5.10%)	0.43%	(0.09%)	4.22%	N/A	N/A
Third Avenue Value Fund Z Class#	(4.99%)	N/A	N/A	N/A	N/A	(10.16%)
MSCI World Index	13.35%	12.49%	8.19%	10.09%	9.61%	5.98%

‡	The date used to calculate the Since Inception performance for the index is the inception date of the Investor Class.
*	The date used to calculate the Since Inception performance for the index is the inception date of the Z Class.
†	Investor Class commenced investment operations on December 31, 2009.
^	Institutional Class commenced investment operations on November 1, 1990.
#	Z Class commenced investment operations on March 1, 2018.

Third Avenue Value Fund (the “Fund”) has “Total Annual Fund Operating Expenses” of 1.45%, 1.17% and 1.09% for the Investor, Institutional and Z share classes, respectively. The Fund’s “Net Annual Fund Operating Expenses” are 1.40%, 1.15% and 1.05% for the Investor, Institutional and Z share classes, respectively. These ratios are stated in the current prospectus dated March 1, 2019 and may differ from the actual expenses incurred by the Fund for the period covered by this report. Until March 1, 2020 (subject to renewal), whenever the Fund’s normal operating expenses, including the investment advisory fee and most other operating expenses, but excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items, exceeds the expense limitation of 1.40%, 1.15% and 1.05% for the Investor, Institutional and Z share classes, respectively, based on each share class’ average daily net assets, Third Avenue Management LLC (the “Adviser”) has agreed to waive a portion of its advisory fees and/or reimburse the Fund in an amount equal to that excess. The waived fees and reimbursed expenses may be paid to the Adviser during the following thirty-six month period after the applicable month in which a fee is waived or expense reimbursed by the Adviser, to the extent that the payment of such fees and expenses would not cause the Fund to exceed the expense limitations

The Fund is offered by prospectus only. The prospectus contains more complete information on advisory fees, distribution charges, and other expenses and should be read carefully before investing or sending money. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. The Fund’s returns should be viewed in light of its investment objectives, policies and strategies and the periods selected.

Distributed by Foreside Fund Services, LLC.

If you should have any questions, or for updated information (including performance data current to the most recent month-end) or a copy of our prospectus, please call 1-800-443-1021 or go to our web site at www.thirdave.com. Current performance may be lower or higher than performance quoted.

Third Avenue Trust

Third Avenue Value Fund
Portfolio Management Discussion (continued)
October 31, 2019 (Unaudited)

The Fund generated returns of -5.32%, -5.10% and -4.99% for the Investor, Institutional and Z share classes over the last fiscal year, respectively. The Fund’s benchmark, the MSCI World Index, returned 13.35% over the same period.

The escalation of the U.S. and China trade war during recent quarters has, broadly speaking, been substantial headwind to Fund performance. However, in ranking relative performance challenges, it is our view that trade wars pale in comparison to the profound outperformance of growth and momentum investment strategies in recent years. The year to date period has been a furtherance of what, by some measures, is the most acute period of value underperformance on record. JP Morgan, for example, recently showed that low-priced U.S. stocks are trading at their widest earnings spread to the broader S&P 500 at any point during the last 30 years, exceeding the late 1990s. (Graph below is through December 31, 2018.)

Top contributors to the Fund’s performance during the fiscal year included Lundin Mining Corp., Buzzi Unicem SpA and Lennar Corp. The Fund holds several thematic positions, including the above mentioned holdings, in metals and mining, heavy construction products and U.S. homebuilding. Leading detractors from Fund performance included multiple businesses involved in offshore oil and gas exploration and production services, including Tidewater Inc., Borr Drilling and Royal Boskalis Westminster NV. It is our belief that a severe multi-year recession in offshore oil services spending is abating and will continue to positively impact the operating performance, and in turn the share prices, of the Fund’s various oil service holdings over time.

THE INFORMATION IN THE PORTFOLIO MANAGEMENT DISCUSSION REPRESENTS A FACTUAL OVERVIEW OF THE FUND’S PERFORMANCE AND IS NOT INTENDED TO BE A FORECAST OF FUTURE EVENTS, A GUARANTEE OF FUTURE RESULTS NOR INVESTMENT ADVICE. VIEWS EXPRESSED ARE THOSE OF THE INVESTMENT TEAM AND MAY DIFFER FROM THOSE OF OTHER INVESTMENT TEAMS OR THE FIRM AS A WHOLE. ALSO, PLEASE NOTE THAT ANY DISCUSSION OF THE PORTFOLIO’S HOLDINGS, THE FUND’S PERFORMANCE, AND THE INVESTMENT TEAM’S VIEWS ARE AS OF OCTOBER 31, 2019, AND ARE SUBJECT TO CHANGE.

Third Avenue Trust

Third Avenue Value Fund
Portfolio Management Discussion (continued)
October 31, 2019 (Unaudited)

The Fund’s performance may be influenced by a foreign country’s political, social and economic situation. Other risks include currency fluctuations, less liquidity, lack of efficient trading markets, and different auditing and legal standards. These risks may result in more volatility for the Fund. These and other risks are described more fully in the Fund’s prospectus.

The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of 23 of the world’s most developed markets. The MSCI World Index is not a security that can be purchased or sold, and its total returns are reflective of unmanaged portfolios. The returns include reinvestment of all distributions.

Third Avenue Value Fund

Third Avenue Value Fund - Investor Class
Comparison of a $10,000 Investment
(Unaudited)

Performance Illustration

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THIRD AVENUE VALUE FUND – INVESTOR CLASS (TVFVX)

AND THE MSCI WORLD INDEX

FOR THE PERIOD FROM DECEMBER 31, 2009 (COMMENCEMENT OF INVESTMENT OPERATIONS) THROUGH OCTOBER 31, 2019

Average Annual Total Return
			Since
1 Year	3 Year	5 Year	Inception (12/31/09)
(5.32%)	(0.17%)	(0.34%)	3.39%

*	Assumes reinvestment of all distributions.
†	Includes the use of derivatives.

Third Avenue Trust

Third Avenue Value Fund - Investor Class
Comparison of a $10,000 Investment (continued)
(Unaudited)

Past performance does not indicate future results. Performance may reflect fee waivers, expense offset arrangement and/or recovery. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses. Also, the returns shown in the graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Third Avenue Trust

Third Avenue Value Fund - Institutional Class
Comparison of a $100,000 Investment
(Unaudited)

Performance Illustration

COMPARISON OF CHANGE IN VALUE OF A $100,000 INVESTMENT IN THIRD AVENUE VALUE FUND – INSTITUTIONAL CLASS (TAVFX)

AND THE MSCI WORLD INDEX

FOR THE TEN YEARS ENDED OCTOBER 31, 2019

Average Annual Total Return

1 Year	3 Year	5 Year	10 Year
(5.10%)	0.43%	(0.09%)	4.22%

*	Assumes reinvestment of all distributions.
†	Includes the use of derivatives.

Third Avenue Trust

Third Avenue Value Fund - Institutional Class
Comparison of a $100,000 Investment (continued)
(Unaudited)

Past performance does not indicate future results. Performance may reflect fee waivers, expense offset arrangement and/or recovery. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses. Also, the returns shown in the graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Third Avenue Trust

Third Avenue Value Fund - Z Class
Comparison of a $50,000 Investment
(Unaudited)

Performance Illustration

COMPARISON OF CHANGE IN VALUE OF A $50,000 INVESTMENT IN THIRD AVENUE VALUE FUND – Z CLASS (TAVZX)

AND THE MSCI WORLD INDEX

FOR THE PERIOD FROM MARCH 1, 2018 (COMMENCEMENT OF INVESTMENT OPERATIONS) THROUGH OCTOBER 31, 2019

Average Annual Total Return

Since Inception
1 Year	(3/1/18)
(4.99%)	(10.16%)

*	Assumes reinvestment of all distributions.
†	Includes the use of derivatives.

Third Avenue Trust

Third Avenue Value Fund - Z Class
Comparison of a $50,000 Investment (continued)
(Unaudited)

Past performance does not indicate future results. Performance may reflect fee waivers, expense offset arrangement and/or recovery. Total return would have been lower if the Adviser had not waived certain expenses. Also, the returns shown in the graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Third Avenue Trust

Third Avenue Value Fund
Portfolio of Investments
at October 31, 2019

Principal Amount($)	Security†	Value (Note 1)

Corporate Bond - 0.81%
	Oil & Gas Production & Services - 0.81%
5,000,000	Tidewater, Inc., 8.000%, due 8/1/22	$5,175,000

	Total Corporate Bonds
	(Cost $5,081,905)	5,175,000

Shares

Common Stocks - 94.46%
	Asset Management - 2.26%
260,888	Brookfield Asset Management, Inc., Class A (Canada)	14,414,062

	Automotive - 7.74%
414,851	Bayerische Motoren Werke AG (Germany)	31,767,112
300,124	Daimler AG (Germany)	17,543,105
		49,310,217
	Banks - 12.66%
9,245,007	Bank of Ireland Group PLC (Ireland)	44,561,270
303,259	Comerica, Inc.	19,839,204
2,243,031	Deutsche Bank AG (Germany)	16,265,867
		80,666,341
	Building Products - 10.24%
1,290,471	Buzzi Unicem SpA (Italy)	31,137,293
162,208	Eagle Materials, Inc.	14,816,079
134,317	Mohawk Industries, Inc. (a)	19,258,371
		65,211,743
	Diversified Holding Companies - 9.59%
3,288,367	CK Hutchison Holdings, Ltd. (Cayman Islands)	30,361,768
325,405	Investor AB, Class B (Sweden)	16,694,729
2,267,738	Wheelock & Co., Ltd. (Hong Kong)	14,025,062
		61,081,559
	Engineering & Construction - 2.63%
762,587	Boskalis Westminster (Netherlands)	16,785,358

	Forest Products & Paper - 10.96%
3,790,515	Interfor Corp. (Canada) (a)(b)	45,183,422
844,621	Weyerhaeuser Co., REIT	24,671,380
		69,854,802

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Third Avenue Value Fund
Portfolio of Investments (continued)
at October 31, 2019

Shares	Security†	Value (Note 1)

Common Stocks (continued)
	Metals & Mining - 11.99%
17,288,567	Capstone Mining Corp. (Canada) (a)	$6,563,118
8,373,809	Lundin Mining Corp. (Canada)	42,279,121
1,415,666	Warrior Met Coal, Inc.	27,577,174
		76,419,413
	Non-U.S. Real Estate Operating Companies - 3.72%
3,402,944	CK Asset Holdings, Ltd. (Cayman Islands)	23,676,695

	Oil & Gas Production & Services - 11.46%
1,767,025	Borr Drilling Ltd. (Bermuda) (a)	11,962,792
88,615	Borr Drilling Ltd. (Bermuda) (a)	580,428
187,335	Drilling Co. of 1972 A/S (The) (Denmark) (a)	10,574,761
4,240,835	PGS ASA (Norway) (a)	7,177,521
1,509,953	Subsea 7, S.A. (Luxembourg)	14,185,574
1,757,090	Tidewater, Inc. (a)	28,517,571
		72,998,647
	Transportation Infrastructure - 5.51%
906,621	Hawaiian Holdings, Inc.	25,938,427
59,371,027	Hutchison Port Holdings Trust (Singapore)	9,196,631
		35,135,058
	U.S. Homebuilder - 3.97%
537,222	Lennar Corp., Class B	25,260,178
	U.S. Real Estate Operating Companies - 1.73%
1,665,614	Five Point Holdings, LLC, Class A (a)	11,009,709
	Total Common Stocks
	(Cost $647,646,276)	601,823,782

Preferred Stocks - 0.00%*
	Consumer Products - 0.00%*
12,839,145	Home Products International, Inc., Series A, Convertible, 8.000% (a)(b)(c)(d)(e)	1
	Total Preferred Stocks
	(Cost $0)	1

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Third Avenue Value Fund
Portfolio of Investments (continued)
at October 31, 2019

Security†	Value (Note 1)

Purchased Options - 0.60%
Total Purchased Options (see below for details)
(Cost $5,198,356)	$3,785,225

Total Investment Portfolio - 95.87%
(Cost $657,926,537)	610,784,008
Other Assets less Liabilities - 4.13%	26,318,658

NET ASSETS - 100.00%	$637,102,666

Notes:

(a)	Non-income producing security.
(b)	Affiliated issuers - An affiliated person as defined in the Investment Company Act of 1940, includes, among other things, ownership of 5% or more of the outstanding voting securities of such person.
(c)	Fair-valued security.
(d)	Security subject to restrictions on resale.

Shares	Issuer	Acquisition Date	Cost	Market Value Per Unit
12,839,145	Home Products International, Inc., Series A, Convertible Preferred Stock, 8.000%	3/16/07-10/2/17	$-	$0.00[1]

1) Amount less than $0.01.

At October 31, 2019, the restricted security had a total market value of $1 or less than 0.01% of net assets.

(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
†	U.S. issuer unless otherwise noted.
*	Amount less than 0.01%.
REIT: Real Estate Investment Trust.

Summary of Investments by Industry	% of Net Assets
Banks	12.66%
Oil & Gas Production & Services	12.27
Metals & Mining	11.99
Forest Products & Paper	10.96
Building Products	10.24
Diversified Holding Companies	9.59
Automotive	7.74
Transportation Infrastructure	5.51
U.S. Homebuilder	3.97
Non-U.S. Real Estate Operating Companies	3.72
Engineering & Construction	2.63
Asset Management	2.26
U.S. Real Estate Operating Companies	1.73
Consumer Products	0.00 *
Purchased Options	0.60
Other Assets less Liabilities	4.13
Total	100.00%

* Amount less than 0.01%.
Country Concentration	% of Net Assets
United States	32.29%
Canada	17.02
Germany	10.29
Cayman Islands	8.48
Ireland	7.00
Italy	4.89
Netherlands	2.64
Sweden	2.62
Luxembourg	2.23
Hong Kong	2.21
Bermuda	1.97
Denmark	1.66
Singapore	1.44
Norway	1.13
Total	95.87%

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Third Avenue Value Fund
Portfolio of Investments (continued)
at October 31, 2019

Purchased Options

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value

GBP versus USD, Put	JPMorgan Chase Bank, N.A	20,000,000	$20,000,000	1.1625 USD	02/26/20	$28,256

SPDR S&P 500 ETF Trust, Put	Goldman Sachs & Co.	4,200	127,398,600	282.0000 USD	06/19/20	3,680,022

USD versus HKD, Call	JPMorgan Chase Bank, N.A	50,000,000	50,000,000	7.8500 HKD	02/28/20	76,947

Total Purchased Options
(Cost $5,198,356)						$3,785,225

GBP: British Pound.
HKD: Hong Kong Dollar.
USD: United States Dollar.

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Third Avenue Small-Cap Value Fund
Portfolio Management Discussion
October 31, 2019 (Unaudited)

		Average Annual Returns for the Periods Ended October 31, 2019
	One Year Ended 10/31/19	Three Year	Five Year	Ten Year	Since Inception Investor Class ‡	Since Inception Z Class *
Third Avenue Small-Cap Value Fund Investor Class†	6.12%	8.24%	5.92%	N/A	8.82%	N/A
Third Avenue Small-Cap Value Fund Institutional Class^	6.40%	8.54%	6.19%	9.63%	N/A	N/A
Third Avenue Small-Cap Value Fund Z Class#	6.45%	N/A	N/A	N/A	N/A	3.17%
Russell 2000 Value Index	3.22%	8.60%	6.24%	11.08%	10.11%	2.79%

‡	The date used to calculate the Since Inception performance for the index is the inception date of the Investor Class.
*	The date used to calculate the Since Inception performance for the index is the inception date of the Z Class.
†	Investor Class commenced investment operations on December 31, 2009.
^	Institutional Class commenced investment operations on April 1, 1997.
#	Z Class commenced investment operations on March 1, 2018.

Third Avenue Small-Cap Value Fund (the “Fund”) has“Total Annual Fund Operating Expenses” of 1.53%, 1.25% and 1.20% for the Investor, Institutional and Z share classes, respectively. The Fund’s “Net Annual Fund Operating Expenses” are 1.40%, 1.15% and 1.05% for the Investor, Institutional and Z share classes, respectively. These ratios are stated in the current prospectus dated March 1, 2019 and may differ from the actual expenses incurred by the Fund for the period covered by this report. Until March 1, 2020 (subject to renewal), whenever the Fund’s normal operating expenses, including the investment advisory fee and most other operating expenses, but excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items, exceeds the expense limitation of 1.40%, 1.15% and 1.05% for the Investor, Institutional and Z share classes, respectively, based on each share class’ average daily net assets, Third Avenue Management LLC (the “Adviser”) has agreed to waive a portion of its advisory fees and/or reimburse the Fund in an amount equal to that excess. The waived fees and reimbursed expenses may be paid to the Adviser during the following thirty-six month period after the applicable month in which a fee is waived or expense reimbursed by the Adviser, to the extent that the payment of such fees and expenses would not cause the Fund to exceed the expense limitations.

The Fund is offered by prospectus only. The prospectus contains more complete information on advisory fees, distribution charges, and other expenses and should be read carefully before investing or sending money. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. The Fund’s returns should be viewed in light of its investment objectives, policies and strategies and the periods selected.

Distributed by Foreside Fund Services, LLC.

Third Avenue Trust

Third Avenue Small-Cap Value Fund
Portfolio Management Discussion (continued)
October 31, 2019 (Unaudited)

If you should have any questions, or for updated information (including performance data current to the most recent month-end) or a copy of our prospectus, please call 1-800-443-1021 or go to our web site at www.thirdave.com. Current performance may be lower or higher than performance quoted.

The Fund generated returns of 6.12%, 6.40% and 6.45% for the Investor, Institutional and Z share classes over the last fiscal year, respectively. The Fund’s benchmark, the Russell 2000 Value Index, returned 3.22% over the same period.

Fund Management has maintained a commitment to shareholders to position the portfolio within the context of the deep-value roots instilled by Third Avenue’s late founder, Marty Whitman. As such, the Fund finds itself more concentrated among companies that trade at substantial discounts to what Fund Management deems to be their intrinsic net asset value. We remain committed to a concentrated portfolio of companies with what we believe are healthy balance sheets that are misunderstood by the market.

The top performers in the Fund during the fiscal year were FTI Consulting, Inc. (“FTI”), Visteon Corporation (“Visteon”), and Sanderson Farms, Inc. (“Sanderson”). FTI is a business advisory company based in Washington D.C. specializing in corporate finance and restructuring, economic consulting, forensic and litigation consulting, strategic communications and technology. Visteon is the largest automotive supplier focused exclusively on cockpit electronics. Sanderson is the third largest poultry producer in the United States. All three companies were extremely well-capitalized and entered the year in various stages of a turnaround. The companies executed on the strategic plans which resulted in seismic shift in investor sentiment.

Two of the biggest detractors were Tidewater Inc. (“Tidewater”) and Seacor Marine Holdings, Inc. (“Seacor”). Both companies provide offshore marine transport services to the energy industry. The energy sector as a whole, and offshore services in particular, remains deeply out of favor among the investor community. Fund Management believes offshore drilling remains a critical component of the energy sector. In the last fiscal year, offshore drilling activity grew, albeit at a slow pace. A supply and demand imbalance is building as the pace of drilling grows coupled with equipment aging beyond its useful life. In our view, Tidewater and Seacor have the balance sheet strength needed to thrive once the industry turn-around gains momentum. Both companies remain holdings of the Fund at fiscal year-end.

We remain excited about the potential for our portfolio, especially about the outlook for our top holdings.

THE INFORMATION IN THE PORTFOLIO MANAGEMENT DISCUSSION REPRESENTS A FACTUAL OVERVIEW OF THE FUND’S PERFORMANCE AND IS NOT INTENDED TO BE A FORECAST OF FUTURE EVENTS, A GUARANTEE OF FUTURE RESULTS NOR INVESTMENT ADVICE. VIEWS EXPRESSED ARE THOSE OF THE INVESTMENT TEAM AND MAY DIFFER FROM THOSE OF OTHER INVESTMENT TEAMS OR THE FIRM AS A WHOLE. ALSO, PLEASE NOTE THAT ANY DISCUSSION OF THE PORTFOLIO’S HOLDINGS, THE FUND’S PERFORMANCE, AND THE INVESTMENT TEAM’S VIEWS ARE AS OF OCTOBER 31, 2019, AND ARE SUBJECT TO CHANGE.

Third Avenue Trust

Third Avenue Small-Cap Value Fund
Portfolio Management Discussion (continued)
October 31, 2019 (Unaudited)

Small-cap companies carry additional risks because their share prices may be more volatile, and their securities may be less liquid than larger, more established companies. Such investments may increase the risk of greater price fluctuations. These and other risks are described more fully in the Fund’s prospectus.

The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000 Value Index is not a security that can be purchased or sold, and its total returns are reflective of unmanaged portfolios. The returns include reinvestment of all distributions.

Third Avenue Trust

Third Avenue Small-Cap Value Fund - Investor Class
Comparison of a $10,000 Investment
(Unaudited)

Performance Illustration

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THIRD AVENUE SMALL-CAP VALUE FUND – INVESTOR CLASS (TVSVX)

AND THE RUSSELL 2000 VALUE INDEX

FOR THE PERIOD FROM DECEMBER 31, 2009 (COMMENCEMENT OF INVESTMENT OPERATIONS) THROUGH OCTOBER 31, 2019

Average Annual Total Return
1 Year	3 Year	5 Year	Since Inception (12/31/09)
6.12%	8.24%	5.92%	8.82%

*	Assumes reinvestment of all distributions.
†	Includes the use of derivatives.

Third Avenue Trust

Third Avenue Small-Cap Value Fund - Investor Class
Comparison of a $10,000 Investment (continued)
(Unaudited)

Past performance does not indicate future results. Performance may reflect fee waivers, expense offset arrangement and/or recovery. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses. Also, the returns shown in the graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Third Avenue Trust

Third Avenue Small-Cap Value Fund - Institutional Class
Comparison of a $100,000 Investment
(Unaudited)

Performance Illustration

COMPARISON OF CHANGE IN VALUE OF A $100,000 INVESTMENT IN THIRD AVENUE SMALL-CAP VALUE FUND – INSTITUTIONAL CLASS (TASCX)

AND THE RUSSELL 2000 VALUE INDEX

FOR THE TEN YEARS ENDED OCTOBER 31, 2019

Average Annual Total Return
1 Year	3 Year	5 Year	10 Year
6.40%	8.54%	6.19%	9.63%

*	Assumes reinvestment of all distributions.
†	Includes the use of derivatives.

Third Avenue Trust

Third Avenue Small-Cap Value Fund - Institutional Class
Comparison of a $100,000 Investment (continued)
(Unaudited)

Past performance does not indicate future results. Performance may reflect fee waivers, expense offset arrangement and/or recovery. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses. Also, the returns shown in the graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Third Avenue Trust

Third Avenue Small-Cap Value Fund - Z Class
Comparison of a $50,000 Investment
(Unaudited)

Performance Illustration

COMPARISON OF CHANGE IN VALUE OF A $50,000 INVESTMENT IN THIRD AVENUE SMALL-CAP VALUE FUND – Z CLASS (TASZX)

AND THE RUSSELL 2000 VALUE INDEX

FOR THE PERIOD FROM MARCH 1, 2018 (COMMENCEMENT OF INVESTMENT OPERATIONS) THROUGH OCTOBER 31, 2019

Average Annual Total Return

1 Year	Since Inception (3/1/18)
6.45%	3.17%

*	Assumes reinvestment of all distributions.
†	Includes the use of derivatives.
(1)	Represents TASZX.
(2)	Represents Russell 2000 Value Index.

Third Avenue Trust

Third Avenue Small-Cap Value Fund - Z Class
Comparison of a $50,000 Investment (continued)
(Unaudited)

Past performance does not indicate future results. Performance may reflect fee waivers, expense offset arrangement and/or recovery. Total return would have been lower if the Adviser had not waived certain expenses. Also, the returns shown in the graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Third Avenue Trust

Third Avenue Small-Cap Value Fund
Portfolio of Investments
at October 31, 2019

Shares	Security†	Value (Note 1)

Common Stocks - 97.48%
	Auto Parts & Services - 9.09%
147,893	Cooper Tire & Rubber Co.	$4,176,498
43,600	Dorman Products, Inc. (a)	3,137,020
111,779	Visteon Corp. (a)	10,397,683
		17,711,201
	Bank & Thrifts - 21.88%
337,575	Carter Bank & Trust (a)	6,633,349
42,331	Cullen/Frost Bankers, Inc.	3,813,177
560,141	Customers Bancorp, Inc. (a)	13,208,125
61,148	Prosperity Bancshares, Inc.	4,220,435
198,385	Southside Bancshares, Inc.	6,834,363
121,493	UMB Financial Corp.	7,928,633
		42,638,082
	Business Services - 2.40%
76,557	Viad Corp.	4,671,508
	Conglomerates - 3.69%
1,702	Seaboard Corp.	7,180,891
	Consulting & Information Technology Services - 12.22%
86,689	FTI Consulting, Inc. (a)	9,437,832
120,872	Genpact Ltd. (Bermuda)	4,734,556
112,574	ICF International, Inc.	9,646,466
		23,818,854
	Financials - 1.88%
2,013,892	Westaim Corp. (The) (Canada) (a)	3,669,684
	Forest Products & Paper - 0.52%
85,542	Interfor Corp. (Canada) (a)	1,019,672
	Home Building - 4.89%
605,957	TRI Pointe Group, Inc. (a)	9,537,763
	Industrial Equipment - 2.57%
46,706	Alamo Group, Inc.	5,000,344
	Industrial Services - 18.88%
133,142	Argan, Inc.	5,039,425
134,629	Comfort Systems USA, Inc.	6,786,648
78,981	EMCOR Group, Inc.	6,927,423
382,876	MYR Group, Inc. (a)	13,174,763

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Third Avenue Small-Cap Value Fund
Portfolio of Investments (continued)
at October 31, 2019

Shares	Security†	Value (Note 1)

Common Stocks (continued)
	Industrial Services (continued)
24,262	UniFirst Corp.	$4,872,780
		36,801,039
	Metals Manufacturing - 2.24%
40,819	Kaiser Aluminum Corp.	4,370,899
	Oil & Gas Production & Services - 6.29%
356,900	Seacor Marine Holdings, Inc. (a)	4,643,269
469,597	Tidewater, Inc. (a)	7,621,559
		12,264,828
	Real Estate - 3.49%
131,308	FRP Holdings, Inc. (a)	6,799,128
	Telecommunications - 4.14%
136,210	ATN International, Inc.	8,067,718
	U.S. Real Estate Operating Companies - 3.30%
140,451	Alico, Inc.	4,613,815
275,216	Five Point Holdings, LLC, Class A (a)	1,819,178
		6,432,993
	Total Common Stocks
	(Cost $136,528,622)	189,984,604
	Total Investment Portfolio - 97.48%
	(Cost $136,528,622)	189,984,604
	Other Assets less Liabilities - 2.52%	4,902,430
	NET ASSETS - 100.00%	$194,887,034

Notes:
(a)	Non-income producing security.
†	U.S. issuer unless otherwise noted.

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Third Avenue Small-Cap Value Fund
Portfolio of Investments (continued)
at October 31, 2019

Summary of Investments by Industry	% of Net Assets
Bank & Thrifts	21.88%
Industrial Services	18.88
Consulting & Information Technology Services	12.22
Auto Parts & Services	9.09
Oil & Gas Production & Services	6.29
Home Building	4.89
Telecommunications	4.14
Conglomerates	3.69
Real Estate	3.49
U.S. Real Estate Operating Companies	3.30
Industrial Equipment	2.57
Business Services	2.40
Metals Manufacturing	2.24
Financials	1.88
Forest Products & Paper	0.52
Other Assets less Liabilities	2.52
Total	100.00%
Country Concentration	% of Net Assets
United States	92.65%
Bermuda	2.43
Canada	2.40
Total	97.48%

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Third Avenue Real Estate Value Fund
Portfolio Management Discussion
October 31, 2019 (Unaudited)

		Average Annual Returns for the Periods Ended October 31, 2019
	One Year ended 10/31/19	Three Year	Five Year	Ten Year	Since Inception Investor Class ‡	Since Inception Z Class *
Third Avenue Real Estate Value Fund Investor Class†	10.94%	5.07%	3.20%	N/A	7.87%	N/A
Third Avenue Real Estate Value Fund Institutional Class^	11.21%	5.34%	3.46%	8.46%	N/A	N/A
Third Avenue Real Estate Value Fund Z Class#	11.30%	N/A	N/A	N/A	N/A	(1.75%)
FTSE EPRA/NAREIT Developed Index	21.45%	9.61%	6.93%	9.90%	9.47%	15.00%

‡	The date used to calculate the Since Inception performance for the index is the inception date of the Investor Class.
*	The date used to calculate the Since Inception performance for the index is the inception date of the Z Class.
†	Investor Class commenced investment operations on December 31, 2009.
^	Institutional Class commenced investment operations on September 17, 1998.
#	Z Class commenced investment operations on March 1, 2018.

Third Avenue Real Estate Value Fund (the “Fund”) has “Total Annual Fund Operating Expenses” of 1.41%, 1.12% and 1.03% for the Investor, Institutional and Z share classes, respectively. The Fund’s “Net Annual Fund Operating Expenses” are 1.40%, 1.12% and 1.03% for the Investor, Institutional and Z share classes, respectively. These ratios are stated in the current prospectus dated March 1, 2019 and may differ from the actual expenses incurred by the Fund for the period covered by this report. Until March 1, 2020 (subject to renewal), whenever the Fund’s normal operating expenses, including the investment advisory fee and most other operating expenses, but excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items, exceeds the expense limitation of 1.40%, 1.15% and 1.05% for the Investor, Institutional and Z share classes, respectively, based on each share class’ average daily net assets, Third Avenue Management LLC (the “Adviser”) has agreed to waive a portion of its advisory fees and/or reimburse the Fund in an amount equal to that excess. The waived fees and reimbursed expenses may be paid to the Adviser during the following thirty-six month period after the applicable month in which a fee is waived or expense reimbursed by the Adviser, to the extent that the payment of such fees and expenses would not cause the Fund to exceed the expense limitations.

The Fund is offered by prospectus only. The prospectus contains more complete information on advisory fees, distribution charges, and other expenses and should be read carefully before investing or sending money. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. The Fund’s returns should be viewed in light of its investment objectives, policies and strategies and the periods selected.

Distributed by Foreside Fund Services, LLC.

Third Avenue Trust

Third Avenue Real Estate Value Fund
Portfolio Management Discussion (continued)
October 31, 2019 (Unaudited)

If you should have any questions, or for updated information (including performance data current to the most recent month-end) or a copy of our prospectus, please call 1-800-443-1021 or go to our web site at www.thirdave.com. Current performance may be lower or higher than performance quoted.

The Fund generated returns of 10.94%, 11.21% and 11.30 % for the Investor, Institutional and Z share classes over the last fiscal year, respectively. The Fund’s benchmark, the FTSE EPRA/NAREIT Developed Index, returned 21.45% over the same period.

Top contributors during the 2019 fiscal year included the common stocks of Lennar Corp. (“Lennar”) and Brookfield Asset Management, Inc. (“Brookfield”). Lennar is the largest homebuilder in North America (by revenues), with a focus on building homes for first-time and first-time move-up buyers in its 1,300 active communities throughout the United States. In addition, the company has strategic investments in ancillary businesses, such as its wholly-owned financial services and multi-family platforms, as well as strategic master planned communities through a 40% stake in separately-listed Five Point Holdings. During the year, Lennar benefitted from strengthening fundamentals in the US residential markets by selling more than 50,000 homes during the year. Brookfield is a Canadian-based investment manager with leading positions in property, power, infrastructure, and private equity. Through these verticals, Brookfield co-invests capital alongside its institutional partners and listed associates into “real assets” and currently has more than $200 billion of assets under management. During the year, Brookfield primarily benefited from (i) further gains in its asset management business, (ii) sound fundamentals in its core investment areas, and (iii) an enhanced credit offering with acquisition of Oaktree Capital during the period.

The largest detractors to performance during the year included the common stocks of Macerich   Co. (“Macerich”) and Five Point Holdings, LLC (“Five Point”). Macerich is a US-based REIT that controls the third most valuable mall portfolio in North America with more than 50 million square feet of space that is approximately 94% leased and generates nearly $800 of sales per square foot (on average). Notwithstanding, Macerich was out-of-favor during the fiscal year as the continued rise of e-commerce and elevated retail bankruptcies pressured brick and mortar retail. It is, however, Fund Management’s view that Macerich controls key urban locations which will become more valuable over time as they (i) take market share from tertiary properties, (ii) benefit from the trend of digitally native retailers establishing a physical presence, and (iii) have an opportunity to redevelop obsolete department store space into alternative uses. Five Point is a US-based real estate operating company that is the largest developer of master planned communities in coastal California as the company currently has plans to build more than 40,000 residential units and nearly 20 million square feet of commercial space at its three key projects in Orange County, Los Angeles, and San Francisco. While there was significant progress during the year, Five Point has yet to report substantial profits given the long-dated nature of its developments and its shares remain at discounted levels as a result. However, the 2020 fiscal year should mark a significant turning point for the company as it is expected to sell lots at its Valencia project in LA for the first time in more than a decade. At the same time, continued land sales at Great Park in Orange County are expected to flow through to Five Point with preferred interests having been satisfied, and the company is expected to move ahead with commercial development activity at Candlestick in San Francisco with its planning application having been approved.

Third Avenue Trust

Third Avenue Real Estate Value Fund
Portfolio Management Discussion (continued)
October 31, 2019 (Unaudited)

THE INFORMATION IN THE PORTFOLIO MANAGEMENT DISCUSSION REPRESENTS A FACTUAL OVERVIEW OF THE FUND’S PERFORMANCE AND IS NOT INTENDED TO BE A FORECAST OF FUTURE EVENTS, A GUARANTEE OF FUTURE RESULTS NOR INVESTMENT ADVICE. VIEWS EXPRESSED ARE THOSE OF THE INVESTMENT TEAM AND MAY DIFFER FROM THOSE OF OTHER INVESTMENT TEAMS OR THE FIRM AS A WHOLE. ALSO, PLEASE NOTE THAT ANY DISCUSSION OF THE PORTFOLIO’S HOLDINGS, THE FUND’S PERFORMANCE, AND THE INVESTMENT TEAM’S VIEWS ARE AS OF OCTOBER 31, 2019, AND ARE SUBJECT TO CHANGE.

Real estate investments may be subject to special risks, including risks related to general and local economic conditions, and changes in real estate values that may have negative effects on issuers related to the real estate industry. The Fund’s investments in small and medium capitalization stocks may experience more volatility than larger capitalization stocks. These and other risks are described more fully in the Fund’s prospectus.

The FTSE EPRA/NAREIT Developed Index is designed to reflect the stock performance of companies engaged in specific aspects of the North American, European and Asian Real Estate markets. The FTSE EPRA/NAREIT Developed Index is not a security that can be purchased or sold, and its total returns are reflective of unmanaged portfolios. The returns include reinvestment of all distributions.

Third Avenue Trust

Third Avenue Real Estate Value Fund - Investor Class
Comparison of a $10,000 Investment
(Unaudited)

Performance Illustration

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THIRD AVENUE REAL ESTATE VALUE FUND – INVESTOR CLASS (TVRVX)

AND THE FTSE EPRA/NAREIT DEVELOPED INDEX

FOR THE PERIOD FROM DECEMBER 31, 2009 (COMMENCEMENT OF INVESTMENT OPERATIONS) THROUGH OCTOBER 31, 2019

Average Annual Total Return

1 Year	3 Year	5 Year	Since Inception (12/31/09)
10.94%	5.07%	3.20%	7.87%

*	Assumes reinvestment of all distributions.
†	Includes the use of derivatives.

Third Avenue Trust

Third Avenue Real Estate Value Fund - Investor Class
Comparison of a $10,000 Investment (continued)
(Unaudited)

Past performance does not indicate future results. Performance may reflect fee waivers, expense offset arrangement and/or recovery. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses. Also, the returns shown in the graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Third Avenue Trust

Third Avenue Real Estate Value Fund - Institutional Class
Comparison of a $100,000 Investment
(Unaudited)

Performance Illustration

COMPARISON OF CHANGE IN VALUE OF A $100,000 INVESTMENT IN THIRD AVENUE REAL ESTATE VALUE FUND – INSTITUTIONAL CLASS (TAREX)

AND THE FTSE EPRA/NAREIT DEVELOPED INDEX

FOR THE TEN YEARS ENDED OCTOBER 31, 2019

Average Annual Total Return

1 Year	3 Year	5 Year	10 Year
11.21%	5.34%	3.46%	8.46%

*	Assumes reinvestment of all distributions.
†	Includes the use of derivatives.

Third Avenue Trust

Third Avenue Real Estate Value Fund - Institutional Class
Comparison of a $100,000 Investment (continued)
(Unaudited)

Past performance does not indicate future results. Performance may reflect fee waivers, expense offset arrangement and/or recovery. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses. Also, the returns shown in the graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Third Avenue Trust

Third Avenue Real Estate Value Fund - Z Class
Comparison of a $50,000 Investment
(Unaudited)

Performance Illustration

COMPARISON OF CHANGE IN VALUE OF A $50,000 INVESTMENT IN THIRD AVENUE REAL ESTATE VALUE FUND – Z CLASS (TARZX)

AND THE FTSE EPRA/NAREIT DEVELOPED INDEX

FOR THE PERIOD FROM MARCH 1, 2018 (COMMENCEMENT OF INVESTMENT OPERATIONS) THROUGH OCTOBER 31, 2019

Average Annual Total Return

1 Year	Since Inception (3/1/18)
11.30%	(1.75%)

*	Assumes reinvestment of all distributions.
†	Includes the use of derivatives.

Third Avenue Trust

Third Avenue Real Estate Value Fund - Z Class
Comparison of a $50,000 Investment (continued)
(Unaudited)

Past performance does not indicate future results. Performance may reflect fee waivers, expense offset arrangement and/or recovery. Total return would have been lower if the Adviser had not waived certain expenses. Also, the returns shown in the graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Third Avenue Trust

Third Avenue Real Estate Value Fund
Portfolio of Investments
at October 31, 2019

Principal Amount‡		Security†	Value (Note 1)

Corporate Bonds - 1.11%
		Non-U.S. Real Estate Investment Trusts - 1.11%
11,500,000	GBP	Intu Jersey 2 Ltd., Convertible, 2.875%, due 11/1/22 (Jersey)	$11,433,115

		Total Corporate Bonds
		(Cost $11,983,551)	11,433,115

Term Loans - 0.00%
		Non-U.S. Real Estate Operating Companies - 0.00%
37,844	EUR	Concrete Investment II, L.P. S.A.R.L., Term Loan, Tranche A2, 2.000% Cash or Payment-in-kind Interest, due 10/30/20 (Luxembourg)(a)(b)(c)(d)	—

		Total Term Loans
		(Cost $49,456)	—

Shares

Common Stocks - 97.19%
	Banks - 3.40%
238,602	PNC Financial Services Group, Inc. (The)	35,002,913
	Consulting/Management - 1.30%
292,118	Fidelity National Financial, Inc.	13,390,689
	Forest Products & Paper - 9.32%
1,586,545	Rayonier, Inc., REIT	42,804,984
1,818,859	Weyerhaeuser Co., REIT	53,128,872
		95,933,856
	Industrial Services - 2.55%
64,770	AMERCO	26,234,441
	Non-U.S. Homebuilder - 3.95%
712,661	Berkeley Group Holdings PLC (United Kingdom)	40,621,400
	Non-U.S. Real Estate Consulting/Management - 1.15%
995,852	Savills PLC (United Kingdom)	11,830,704
	Non-U.S. Real Estate Investment Trusts - 9.72%
824,105	Derwent London PLC (United Kingdom)	37,896,511
1,847,223	Land Securities Group PLC (United Kingdom)	22,500,209
3,623,051	Segro PLC (United Kingdom)	39,633,768
		100,030,488
	Non-U.S. Real Estate Operating Companies - 31.85%
1,118,397	Brookfield Asset Management, Inc., Class A (Canada)	61,791,434
9,371,322	Capital & Counties Properties PLC (United Kingdom)	30,973,677

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Third Avenue Real Estate Value Fund
Portfolio of Investments (continued)
at October 31, 2019

Shares	Security†	Value (Note 1)

Common Stocks (continued)
	Non-U.S. Real Estate Operating Companies (continued)
4,750,300	City Developments, Ltd. (Singapore)	$37,618,553
7,371,078	CK Asset Holdings, Ltd. (Cayman Islands)	51,285,817
1,743,028	Grainger PLC (United Kingdom)	5,798,127
6,921,977	Henderson Land Development Co., Ltd. (Hong Kong)	34,572,387
3,549,300	Hongkong Land Holdings, Ltd. (Bermuda)	19,497,707
293,863	PATRIZIA AG (Germany)	6,037,865
4,445,318	St. Modwen Properties PLC (United Kingdom)	25,947,916
5,611,767	Wharf Holdings Ltd. (The) (Hong Kong)	12,734,524
6,736,683	Wheelock & Co., Ltd. (Hong Kong)	41,663,719
		327,921,726
	Retail-Building Products - 2.03%
186,874	Lowe’s Cos., Inc.	20,857,007
	U.S. Homebuilder - 6.68%
811,644	Lennar Corp., Class A	48,373,982
434,941	Lennar Corp., Class B	20,450,926
		68,824,908
	U.S. Real Estate Investment Trusts - 16.99%
803,531	Acadia Realty Trust	22,482,797
1,548,990	Colony Capital, Inc.	8,674,344
581,691	First Industrial Realty Trust, Inc.	24,495,008
1,125,003	JBG SMITH Properties	45,292,621
961,069	Macerich Co. (The)	26,429,398
285,603	Seritage Growth Properties, Class A	12,420,874
534,541	Vornado Realty Trust	35,081,926
		174,876,968
	U.S. Real Estate Operating Companies - 8.25%
7,200,498	Five Point Holdings, LLC, Class A (e)(f)	47,595,292
96,861	Howard Hughes Corp. (The) (f)	10,830,997
385,103	Tejon Ranch Co. (f)	6,192,456
5,096,285	Trinity Place Holdings, Inc. (e)(f)(g)	20,283,214
1	Trinity Place Holdings, Inc. Special Stock (a)(d)(e)(f)(g)	—
		84,901,959
	Total Common Stocks
	(Cost $747,864,501)	1,000,427,059

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Third Avenue Real Estate Value Fund
Portfolio of Investments (continued)
at October 31, 2019

Security†	Value (Note 1)

Purchased Options - 0.05%
Total Purchased Options (see below for details)
(Cost $2,132,580)	$508,117

Total Investment Before Written Options - 98.35%
(Cost $762,030,088)	1,012,368,291

Written Options - (0.19)%
Total Written Options (see below for details)
(Premiums Received $(1,559,760))	(1,907,692)

Total Investment Portfolio - 98.16%
(Cost $760,470,328)	1,010,460,599
Other Assets less Liabilities - 1.84%	18,926,286

NET ASSETS - 100.00%	$1,029,386,885

Notes:

(a)	Fair-valued security.
(b)	Payment-in-kind security. Income may be paid as additional securities or cash at the discretion of the issuer.
(c)	Variable rate security. The rate disclosed is in effect as of October 31, 2019.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliated issuers - An affiliated person as defined in the Investment Company Act of 1940, includes, among other things, ownership of 5% or more of the outstanding voting securities of such person.
(f)	Non-income producing security.
(g)	Security subject to restrictions on resale.

Shares	Issuer	Acquisition Date	Cost	Market Value Per Unit
5,096,285	Trinity Place Holdings, Inc.	10/2/13-6/11/19	$23,067,824	$3.98
1	Trinity Place Holdings, Inc. Special Stock	11/6/13	-	0.00

At October 31, 2019, the restricted securities had a total market value of $20,283,214 or 1.97% of net assets.

‡	Denominated in U.S. Dollars unless otherwise noted.
†	U.S. issuer unless otherwise noted.
EUR: Euro.
GBP: British Pound.
REIT: Real Estate Investment Trust.

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Third Avenue Real Estate Value Fund
Portfolio of Investments (continued)
at October 31, 2019

Summary of Investments by Industry	% of Net Assets
Non-U.S. Real Estate Operating Companies	31.85%
U.S. Real Estate Investment Trusts	16.99
Non-U.S. Real Estate Investment Trusts	10.83
Forest Products & Paper	9.32
U.S. Real Estate Operating Companies	8.25
U.S. Homebuilder	6.68
Non-U.S. Homebuilder	3.95
Banks	3.40
Industrial Services	2.55
Retail-Building Products	2.03
Consulting/Management	1.30
Non-U.S. Real Estate Consulting/Management	1.15
Purchased Options	0.05
Written Options	(0.19)
Other Assets less Liabilities	1.84
Total	100.00%
Country Concentration	% of Net Assets
United States	50.38%
United Kingdom	20.91
Hong Kong	8.64
Canada	6.00
Cayman Islands	4.98
Singapore	3.65
Bermuda	1.90
Jersey	1.11
Germany	0.59
Luxembourg*	0.00
Total	98.16%

* Amount less than 0.01%.

Purchased Options

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
GBP versus USD, Put	JPMorgan Chase Bank, N.A.	168,000,000	$168,000,000	1.0910 USD	02/03/20	$17,645
Lennar Corp., Class A, Put	Goldman Sachs & Co.	6,000	35,760,000	52.5000 USD	01/17/20	490,296
USD versus HKD, Call	JPMorgan Chase Bank, N.A.	50,000,000	50,000,000	8.2320 HKD	02/06/20	171
USD versus SGD, Call	JPMorgan Chase Bank, N.A.	24,000,000	24,000,000	1.4890 SGD	02/06/20	5

Total Purchased Options
(Cost $2,132,580)						$508,117

GBP: British Pound.
HKD: Hong Kong Dollar.
SGD: Singapore Dollar.
USD: United States Dollar.

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Third Avenue Real Estate Value Fund
Portfolio of Investments (continued)
at October 31, 2019

Written Options

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
GBP versus USD, Call	JPMorgan Chase Bank, N.A.	(168,000,000)	$(168,000,000)	1.333 USD	02/03/20	$(1,217,645)
Lennar Corp., Class A, Call	Goldman Sachs & Co.	(6,000)	(35,760,000)	65.000 USD	01/17/20	(677,628)
USD versus SGD, Put	JPMorgan Chase Bank, N.A.	(24,000,000)	(24,000,000)	1.320 SGD	02/06/20	(12,419)

Total Written Options
(Premiums received $(1,559,760))						$(1,907,692)

GBP: British Pound.
SGD: Singapore Dollar.
USD: United States Dollar.

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Statement of Assets and Liabilities
at October 31, 2019

	Value Fund	Small-Cap Value Fund	Real Estate Value Fund
Assets:
Investments at value (Notes 1 & 4):
Unaffiliated issuers†	$561,815,360	$189,984,604	$943,981,668
Affiliated issuers‡	45,183,423	—	67,878,506
Cash	30,209,477	5,101,223	23,800,710
Cash pledged to counterparty for collateral	—	—	1,340,000
Dividends and interest receivables	206,740	24,491	641,174
Foreign tax reclaims receivable	2,046,575	—	226,859
Receivable for securities sold	—	—	194,607
Receivable for fund shares sold	5,163	7,707	118,836
Purchased options at value*	3,785,225	—	508,117
Other Assets	125,641	52,116	191,920
Total assets	643,377,604	195,170,141	1,038,882,397
Liabilities:
Written options at value**	—	—	1,907,692
Cash received from counterparty for collateral .	3,900,000	—	—
Payable for securities purchased	676,602	—	—
Payable for fund shares redeemed	555,279	36,032	6,449,690
Payable to Adviser (Note 3)	405,758	124,801	749,223
Payable for shareholder servicing fees (Note 3)	72,474	18,353	135,739
Distribution fees payable (Note 5)	1,489	668	23,456
Payables to Trustees and officers	6,351	1,738	10,033
Payable for auditing and tax fees	94,472	64,443	72,122
Payable for Transfer Agent fees	36,324	16,030	29,689
Accrued expenses	75,999	21,042	117,868
Taxes payable	450,190	—	—
Total liabilities	6,274,938	283,107	9,495,512
Net assets	$637,102,666	$194,887,034	$1,029,386,885

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Statement of Assets and Liabilities (continued)
at October 31, 2019

	Value Fund	Small-Cap Value Fund	Real Estate Value Fund
Summary of net assets:
Capital stock, $0.001 par value	$671,859,778	$127,656,322	$633,070,026
Total distributable earnings	(34,757,112)	67,230,712	396,316,859
Net assets applicable to capital shares outstanding	$637,102,666	$194,887,034	$1,029,386,885
Investor Class
Net assets	$6,965,602	$3,176,594	$110,911,979
Outstanding shares of beneficial interest, unlimited number of shares authorized	174,963	168,680	3,852,571
Net asset value, offering and redemption price per share±	$39.81	$18.83	$28.79
Institutional Class
Net assets	$627,511,229	$191,279,598	$863,328,263
Outstanding shares of beneficial interest, unlimited number of shares authorized	15,758,021	9,964,990	29,789,610
Net asset value, offering and redemption price per share±	$39.82	$19.20	$28.98
Z Class
Net assets	$2,625,835	$430,842	$55,146,643
Outstanding shares of beneficial interest, unlimited number of shares authorized	65,909	22,411	1,902,803
Net asset value, offering and redemption price per share±	$39.84	$19.22	$28.98
† Cost of unaffiliated issuers	$603,207,043	$136,528,622	$627,121,067
‡ Cost of affiliated issuers	$49,521,138	$—	$132,776,441
* Cost of purchased options	$5,198,356	$—	$2,132,580
** Premiums received for written options	$—	$—	$(1,559,760)
± Redemption price is gross of redemption fees (Note 6)

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Statement of Operations
For the Year Ended October 31, 2019

	Value Fund	Small-Cap Value Fund	Real Estate Value Fund
Investment Income:
Dividends - unaffiliated issuers*	$20,100,778	$1,400,974	$21,743,172
Interest - unaffiliated issuers	145,421	—	358,395
Interest - affiliated issuers (Note 4)	340,859	—	—
Other income	413	2,009	18,291
Total investment income	20,587,471	1,402,983	22,119,858
Expenses:
Investment advisory fees (Note 3)	6,812,238	1,880,347	11,089,827
Shareholder servicing fees (Note 3)	849,076	213,722	1,413,180
Transfer agent fees	538,899	267,102	363,500
Legal fees	249,299	54,502	343,201
Trustees’ and officers’ fees and expenses	239,894	64,742	391,149
Accounting fees	127,539	72,181	164,980
Auditing and tax fees	95,893	65,988	73,405
Custodian fees	83,618	6,063	140,561
Insurance	78,037	20,175	129,177
Administration fees (Note 3)	67,365	67,365	67,365
Registration and filing fees	45,085	51,530	72,975
Reports to shareholders	29,102	11,699	43,198
Distribution fees (Note 5)	23,639	8,361	382,217
Miscellaneous	120,326	20,551	82,778
Total expenses	9,360,010	2,804,328	14,757,513
Less: Fees waived (Note 3)	(609,689)	(391,500)	(230,937)
Expenses reduced by custodian fee expense offset arrangement (Note 3)	(25,116)	(2,214)	(21,364)
Net expenses	8,725,205	2,410,614	14,505,212
Net investment income/(loss)	11,862,266	(1,007,631)	7,614,646
Realized and unrealized gain/(loss) on investments, options, and foreign currency transactions:
Net realized gain on investments - unaffiliated issuers	32,810,583	14,931,968	143,721,898
Net realized loss on investments - affiliated issuers (Note 4)	(5,249,849)	—	(833,419)
Net realized loss on purchased options	—	—	(300,000)
Net realized loss on foreign currency transactions	(147,942)	(17,004)	(44,858)
Net change in unrealized appreciation/(depreciation) on investments - unaffiliated issuers	(74,857,530)	(3,316,281)	(11,533,176)
Net change in unrealized appreciation/(depreciation) on investments - affiliated issuers (Note 4)	(8,197,015)	—	(12,335,688)
Net change in unrealized depreciation on purchased options	(1,413,131)	—	(1,393,845)
Net change in unrealized depreciation on written options	—	—	(347,932)

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Statement of Operations (continued)
For the Year Ended October 31, 2019

	Value Fund	Small-Cap Value Fund	Real Estate Value Fund
Net change in unrealized appreciation on translation of other assets and liabilities denominated in foreign currency	$125,522	$39,091	$77,286
Net gain/(loss) on investments, options, and foreign currency transactions	(56,929,362)	11,637,774	117,010,266
Net increase/(decrease) in net assets resulting from operations	$(45,067,096)	$10,630,143	$124,624,912
* Net of foreign withholding taxes of	$1,097,424	$—	$528,401

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Statements of Changes in Net Assets
	Value Fund		Small-Cap Value Fund
	For the Year Ended October 31, 2019	For the Year Ended October 31, 2018	For the Year Ended October 31, 2019	For the Year Ended October 31, 2018

Operations:
Net investment income/(loss)	$11,862,266	$16,376,704	$(1,007,631)	$(904,294)
Net realized gain	27,412,792	99,383,893	14,914,964	25,186,379
Net change in unrealized appreciation/(depreciation)	(84,342,154)	(216,332,688)	(3,277,190)	(27,348,605)
Net increase/(decrease) in net assets resulting from operations	(45,067,096)	(100,572,091)	10,630,143	(3,066,520)

Dividends and Distributions to Shareholders:
Net investment income and net realized gains:
Investor Class	(372,996)	(1,587,321)	(360,712)	(531,795)
Institutional Class	(32,951,026)	(152,914,780)	(23,193,255)	(34,224,758)
Z Class	(124,935)	(162)	(45,478)	—
Decrease in net assets from dividends and distributions	(33,448,957)	(154,502,263)	(23,599,445)	(34,756,553)

Capital Share Transactions:
Proceeds from sale of shares	8,364,594	29,467,801	3,602,488	6,300,408
Net asset value of shares issued in reinvestment of dividends and distributions	32,253,390	148,638,049	22,848,636	33,792,639
Redemption fees	3,244	2,773	1,478	1,641
Cost of shares redeemed	(245,903,149)	(271,776,543)	(58,867,472)	(58,123,699)
Net asset value of shares issued in reorganization (Note 10)	—	125,474,722	—	—
Net increase/(decrease) in net assets resulting from capital share transactions	(205,281,921)	31,806,802	(32,414,870)	(18,029,011)
Net decrease in net assets	(283,797,974)	(223,267,552)	(45,384,172)	(55,852,084)
Net assets at beginning of year	920,900,640	1,144,168,192	240,271,206	296,123,290
Net assets at end of year	$637,102,666	$920,900,640	$194,887,034	$240,271,206

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Statements of Changes in Net Assets (continued)
	Real Estate Value Fund
	For the Year Ended October 31, 2019	For the Year Ended October 31, 2018

Operations:
Net investment income	$7,614,646	$12,221,970
Net realized gain	142,543,621	118,992,362
Net change in unrealized appreciation/(depreciation)	(25,533,355)	(322,537,496)
Net increase/(decrease) in net assets resulting from operations	124,624,912	(191,323,164)
Dividends and Distributions to Shareholders:
Net investment income and net realized gains:
Investor Class	(16,402,922)	(14,333,176)
Institutional Class	(109,148,280)	(103,260,071)
Z Class	(4,127,186)	—
Decrease in net assets from dividends and distributions	(129,678,388)	(117,593,247)
Capital Share Transactions:
Proceeds from sale of shares	179,029,986	392,440,551
Net asset value of shares issued in reinvestment of dividends and distributions.	123,247,762	111,488,847
Redemption fees	25,173	42,703
Cost of shares redeemed	(776,000,984)	(632,510,652)
Net decrease in net assets resulting from capital share transactions	(473,698,063)	(128,538,551)
Net decrease in net assets	(478,751,539)	(437,454,962)
Net assets at beginning of year	1,508,138,424	1,945,593,386
Net assets at end of year	$1,029,386,885	$1,508,138,424

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Financial Highlights
Selected data (for a share outstanding throughout each period) and ratios are as follows:
	Third Avenue Value Fund
	Years Ended October 31,
	2019	2018	2017	2016	2015

Investor Class:
Net asset value, beginning of period	$43.74	$55.94	$51.12	$54.22	$59.54
Income/(loss) from investment operations:
Net investment income/(loss)@	0.55 +	0.65 ±	(0.01)	0.41 ‡	0.29
Net gain/(loss) on investment transactions (both realized and unrealized)[1]	(2.94)	(5.33)	8.83	0.38	(2.46)
Total from investment operations	(2.39)	(4.68)	8.82	0.79	(2.17)
Less dividends and distributions to shareholders:
Dividends from net investment income	(0.04)	(1.45)	(0.30)	(0.61)	(2.09)
Distributions from net realized gain	(1.50)	(6.07)	(3.70)	(3.28)	(1.06)
Total dividends and distributions	(1.54)	(7.52)	(4.00)	(3.89)	(3.15)
Net asset value, end of period	$39.81	$43.74	$55.94	$51.12	$54.22
Total return[2]	(5.32%)	(10.06%)	18.05%	1.74%	(3.90%)
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$6,966	$11,506	$12,680	$14,415	$28,963
Ratio of expenses to average net assets
Before fee waivers/expense offset arrangement	1.51%	1.45%	1.38%	1.40%	1.34%
After fee waivers/expense offset arrangement[3]	1.40%#	1.40%#	1.38%	1.39%	1.34%
Ratio of net investment income/(loss) to average net assets	1.35%+	1.27%±	(0.02%)	0.83%‡	0.52%
Portfolio turnover rate	25%	72%	18%	17%	24%

1	Includes redemption fees of less than $0.01 per share.
2
Performance figures may reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees. Past performance is no guarantee of future results. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

3
As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 1.40%.

@	Calculated based on the average number of shares outstanding during the period.
+
Investment income per share reflects a special dividend received during the period which amounted to $0.37 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 0.44%.

±
Investment income per share reflects special dividends received during the period which amounted to $0.46 per share. Excluding the special dividends, the ratio of net investment income to average net assets would have been 0.37%.

‡
Investment income per share reflects a special dividend received during the period which amounted to $0.19 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 0.43%.

#	The Adviser waived a portion of its fees

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Financial Highlights (continued)
Selected data (for a share outstanding throughout each period) and ratios are as follows:

	Third Avenue Value Fund
	Years Ended October 31,
	2019	2018	2017	2016	2015

Institutional Class:
Net asset value, beginning of period	$43.81	$56.05	$51.22	$54.35	$59.69
Income/(loss) from investment operations:
Net investment income@	0.64 +	0.75 ±	0.13	0.57 ‡	0.43
Net gain/(loss) on investment transactions (both realized and unrealized)[1]	(2.95)	(5.31)	8.85	0.35	(2.46)
Total from investment operations	(2.31)	(4.56)	8.98	0.92	(2.03)
Less dividends and distributions to shareholders:
Dividends from net investment income	(0.18)	(1.61)	(0.45)	(0.77)	(2.25)
Distributions from net realized gain	(1.50)	(6.07)	(3.70)	(3.28)	(1.06)
Total dividends and distributions	(1.68)	(7.68)	(4.15)	(4.05)	(3.31)
Net asset value, end of period	$39.82	$43.81	$56.05	$51.22	$54.35
Total return[2]	(5.10%)	(9.83%)	18.38%	2.00%	(3.64%)
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$627,511	$906,235	$1,131,488	$1,142,249	$1,656,769
Ratio of expenses to average net assets
Before fee waivers/expense offset arrangement	1.23%	1.17%	1.13%	1.15%	1.09%
After fee waivers/expense offset arrangement[3]	1.15%#	1.15%#	1.13%	1.14%	1.09%
Ratio of net investment income to average net assets	1.57%+	1.47%±	0.23%	1.16%‡	0.76%
Portfolio turnover rate	25%	72%	18%	17%	24%

1	Includes redemption fees of less than $0.01 per share.
2
Performance figures may reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees. Past performance is no guarantee of future results. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

3
As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 1.15%.

@	Calculated based on the average number of shares outstanding during the period.
+
Investment income per share reflects a special dividend received during the period which amounted to $0.37 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 0.66%.

±
Investment income per share reflects special dividends received during the period which amounted to $0.46 per share. Excluding the special dividends, the ratio of net investment income to average net assets would have been 0.57%.

‡
Investment income per share reflects a special dividend received during the period which amounted to $0.19 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 0.76%.

#	The Adviser waived a portion of its fees.

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Financial Highlights (continued)
Selected data (for a share outstanding throughout each period) and ratios are as follows:

	Third Avenue Value Fund
	Year Ended October 31, 2019	For the Period from March 1, 2018 (commencement of investment operations) through October 31, 2018

Z Class:
Net asset value, beginning of period	$43.84	$53.23
Income/(loss) from investment operations:
Net investment income@	0.70 ‡	0.27	*
Net loss on investment transactions (both realized and unrealized)[1]	(2.96)	(6.20)
Total from investment operations	(2.26)	(5.93)
Less dividends and distributions to shareholders:
Dividends from net investment income	(0.24)	—
Distributions from net realized gain	(1.50)	(3.46)
Total dividends and distributions	(1.74)	(3.46)
Net asset value, end of period	$39.84	$43.84
Total return[2]	(4.99%)	(12.00%)[3]
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$2,626	$3,160
Ratio of expenses to average net assets
Before fee waivers/expense offset arrangement	1.12%	1.09%[4]
After fee waivers/expense offset arrangement[5]	1.05%#	1.05	%4,#
Ratio of net investment income to average net assets	1.71%‡	0.78	%4,*
Portfolio turnover rate	25%	72%[3]

1	Includes redemption fees of less than $0.01 per share.
2
Performance figures may reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees. Past performance is no guarantee of future results. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

3	Not annualized.
4	Annualized.
5
As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 1.05%.

@	Calculated based on the average number of shares outstanding during the period.
‡
Investment income per share reflects a special dividend received during the period which amounted to $0.37 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 0.80%.

*
Investment income per share reflects a special dividend received during the period which amounted to $0.34 per share. Excluding the special dividend, the ratio of net investment income/ (loss) to average net assets would have been (0.22%).

#	The Adviser waived a portion of its fees.

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Financial Highlights (continued)
Selected data (for a share outstanding throughout each period) and ratios are as follows:

	Third Avenue Small-Cap Value Fund
	Years Ended October 31,
	2019	2018	2017	2016	2015

Investor Class:
Net asset value, beginning of period	$20.04	$23.30	$20.77	$22.28	$28.18
Income/(loss) from investment operations:
Net investment income/(loss)@	(0.13)	(0.12)	(0.18)	0.08 ‡	(0.10)
Net gain/(loss) on investment transactions (both realized and unrealized)[1]	0.97	(0.31)	4.63	1.17	(0.19)
Total from investment operations	0.84	(0.43)	4.45	1.25	(0.29)
Less dividends and distributions to shareholders:
Dividends from net investment income	—	—	(0.06)	—	—
Distributions from net realized gain	(2.05)	(2.83)	(1.86)	(2.76)	(5.61)
Total dividends and distributions	(2.05)	(2.83)	(1.92)	(2.76)	(5.61)
Net asset value, end of period	$18.83	$20.04	$23.30	$20.77	$22.28
Total return[2]	6.12%	(2.23%)	22.22%	6.71%	(1.49%)
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$3,176	$3,684	$4,955	$5,145	$9,379
Ratio of expenses to average net assets
Before fee waivers/expense offset arrangement	1.64%	1.53%	1.45%	1.45%	1.39%
After fee waivers/expense offset arrangement[3]	1.40%#	1.40%#	1.40%#	1.40%#	1.39%
Ratio of net investment income/(loss) to average net assets	(0.73%)	(0.57%)	(0.81%)	0.39%‡	(0.42%)
Portfolio turnover rate	21%	44%	32%	20%	29%

1	Includes redemption fees of less than $0.01 per share.
2
Performance figures may reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees. Past performance is no guarantee of future results. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

3
As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 1.40%.

@	Calculated based on the average number of shares outstanding during the period.
‡
Investment income per share reflects special dividends received during the period which amounted to $0.11 per share. Excluding the special dividends, the ratio of net investment income/(loss) to average net assets would have been (0.17%).

#	The Adviser waived a portion of its fees.

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Financial Highlights (continued)
Selected data (for a share outstanding throughout each period) and ratios are as follows:

	Third Avenue Small-Cap Value Fund
	Years Ended October 31,
	2019	2018	2017	2016	2015

Institutional Class:
Net asset value, beginning of period	$20.34	23.55	$20.97	$22.42	$28.27
Income/(loss) from investment operations:
Net investment income/(loss)@	(0.09)	(0.07)	(0.12)	0.13 †	(0.04)
Net gain/(loss) on investment transactions (both realized and unrealized)[1]	1.00	(0.31)	4.69	1.18	(0.20)
Total from investment operations	0.91	(0.38)	4.57	1.31	(0.24)

Less dividends and distributions to shareholders:
Dividends from net investment income	—	—	(0.13)	—	—
Distributions from net realized gain	(2.05)	(2.83)	(1.86)	(2.76)	(5.61)
Total dividends and distributions	(2.05)	(2.83)	(1.99)	(2.76)	(5.61)
Net asset value, end of period	$19.20	$20.34	$23.55	$20.97	$22.42
Total return[2]	6.40%	(1.96%)	22.59%	6.95%	(1.27%)
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$191,280	$236,136	$291,169	$292,166	$388,441
Ratio of expenses to average net assets
Before fee waivers/expense offset arrangement.	1.34%	1.25%	1.20%	1.21%	1.14%
After fee waivers/expense offset arrangement[3]	1.15%#	1.15%#	1.15%#	1.15%#	1.14%
Ratio of net investment income/(loss) to average net assets	(0.48%)	(0.32%)	(0.56%)	0.65%†	(0.16%)
Portfolio turnover rate	21%	44%	32%	20%	29%

1	Includes redemption fees of less than $0.01 per share.
2
Performance figures may reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees. Past performance is no guarantee of future results. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

3
As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 1.15%.

@	Calculated based on the average number of shares outstanding during the period.
†
Investment income per share reflects special dividends received during the period which amounted to $0.11 per share.Excluding the special dividends, the ratio of net investment income to average net assets would have been 0.09%.

#	The Adviser waived a portion of its fees.

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Financial Highlights (continued)
Selected data (for a share outstanding throughout each period) and ratios are as follows:

	Third Avenue Small-Cap Value Fund
	Year Ended October 31, 2019	For the Period from March 1, 2018 (commencement of investment operations) through October 31, 2018
Z Class:
Net asset value, beginning of period	$20.35	$20.56
Income/(loss) from investment operations:
Net investment loss@	(0.07)	(0.03)
Net gain/(loss) on investment transactions (both realized and unrealized)[1]	0.99	(0.18)
Total from investment operations	0.92	(0.21)
Less distributions to shareholders:
Distributions from net realized gain	(2.05)	—
Total distributions	(2.05)	—
Net asset value, end of period	$19.22	$20.35
Total return[2]	6.45%	(1.02%)[3]
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$431	$450
Ratio of expenses to average net assets
Before fee waivers/expense offset arrangement	1.24%	1.20%[4]
After fee waivers/expense offset arrangement[5]	1.05%#	1.05	%[4],#
Ratio of net investment loss to average net assets	(0.38%)	(0.21%)[4]
Portfolio turnover rate	21%	44%[3]

1	Includes redemption fees of less than $0.01 per share.
2
Performance figures may reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees. Past performance is no guarantee of future results. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

3	Not annualized.
4	Annualized.
5
As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 1.05%.

@	Calculated based on the average number of shares outstanding during the period.
#	The Adviser waived a portion of its fees.

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Financial Highlights
Selected data (for a share outstanding throughout each period) and ratios are as follows:

	Third Avenue Real Estate Value Fund
	Years Ended October 31,
	2019	2018	2017	2016	2015

Investor Class:
Net asset value, beginning of period	$28.66	$34.35	$29.51	$31.14	$31.84
Income/(loss) from investment operations:
Net investment income/(loss)@	0.11	0.14	0.18 *	0.08 ‡	(0.04)
Net gain/(loss) on investment transactions (both realized and unrealized)[1]	2.66	(3.78)	5.10	(0.18)	0.41
Total from investment operations	2.77	(3.64)	5.28	(0.10)	0.37
Less dividends and distributions to shareholders:
Dividends from net investment income	(0.36)	(0.27)	(0.16)	(0.13)	(0.44)
Distributions from net realized gain	(2.28)	(1.78)	(0.28)	(1.40)	(0.63)
Total dividends and distributions	(2.64)	(2.05)	(0.44)	(1.53)	(1.07)
Net asset value, end of period	$28.49	$28.66	$34.35	$29.51	$31.14
Total return[2]	10.94%	(11.50%)	18.13%	(0.21%)	1.12%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$110,912	$193,069	$255,383	$243,502	$438,506
Ratio of expenses to average net assets
Before fee waivers, expense reimbursements/expense offset arrangement	1.45%	1.41%	1.36%	1.38%	1.35%
After fee waivers, expense reimbursements/expense offset arrangement[3]	1.40%#	1.40%#	1.36%	1.38%	1.35%
Ratio of net investment income/(loss) to average net assets	0.39%	0.41%	0.56%*	0.28%‡	(0.11%)
Portfolio turnover rate	22%	27%	7%	20%	17%

1	Includes redemption fees of less than $0.01 per share.
2
Performance figures may reflect fee waivers, expense reimbursements, expense offset arrangement and/or recovery of previously waived fees. Past performance is no guarantee of future results. Total return would have been lower in certain periods if the Adviser had not waived certain fees or reimbursed certain expenses. Conversely, total return would have been higher in certain periods if the Adviser had not recovered previously waived fees or reimbursed expenses. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

3
As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 1.40%.

@	Calculated based on the average number of shares outstanding during the period.
*
Investment income per share reflects a special dividend received during the period which amounted to $0.10 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 0.25%.

‡
Investment income per share reflects a special dividend received during the period which amounted to $0.09 per share. Excluding the special dividend, the ratio of net investment income/ (loss) to average net assets would have been (0.04%).

#	The Adviser waived a portion of its fees.

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Financial Highlights (continued)
Selected data (for a share outstanding throughout each period) and ratios are as follows:

	Third Avenue Real Estate Value Fund
	Years Ended October 31,
	2019	2018	2017	2016	2015
Institutional Class:
Net asset value, beginning of period	$28.88	$34.59	$29.73	$31.36	$32.05
Income/(loss) from investment operations:
Net investment income@	0.18	0.23	0.26 *	0.16 ‡	0.04
Net gain/(loss) on investment transactions (both realized and unrealized)[1]	2.67	(3.80)	5.13	(0.18)	0.41
Total from investment operations	2.85	(3.57)	5.39	(0.02)	0.45
Less dividends and distributions to shareholders:
Dividends from net investment income	(0.47)	(0.36)	(0.25)	(0.21)	(0.51)
Distributions from net realized gain	(2.28)	(1.78)	(0.28)	(1.40)	(0.63)
Total dividends and distributions	(2.75)	(2.14)	(0.53)	(1.61)	(1.14)
Net asset value, end of period	$28.98	$28.88	$34.59	$29.73	$31.36
Total return[2]	11.21%	(11.25%)	18.41%	0.05%	1.37%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$863,328	$1,245,973	$1,690,211	$1,596,887	$3,026,286
Ratio of expenses to average net assets
Before fee waivers/expense offset arrangement	1.17%	1.12%	1.11%	1.13%	1.10%
After fee waivers/expense offset arrangement[3]	1.15%#	1.11%	1.11%	1.13%	1.10%
Ratio of net investment income to average net assets	0.65%	0.68%	0.81%*	0.56%‡	0.13%
Portfolio turnover rate	22%	27%	7%	20%	17%

1	Includes redemption fees of less than $0.01 per share.
2
Performance figures may reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees. Past performance is no guarantee of future results. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

3
As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 1.15%.

@	Calculated based on the average number of shares outstanding during the period.
*
Investment income per share reflects a special dividend received during the period which amounted to $0.10 per share.Excluding the special dividend, the ratio of net investment income to average net assets would have been 0.50%.

‡
Investment income per share reflects a special dividend received during the period which amounted to $0.09 per share.Excluding the special dividend, the ratio of net investment income to average net assets would have been 0.24%.

#	The Adviser waived a portion of its fees.

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Financial Highlights (continued)
Selected data (for a share outstanding throughout each period) and ratios are as follows:

	Third Avenue Real Estate Value Fund
	Year Ended October 31, 2019	For the Period from March 1, 2018 (commencement of investment operations) through October 31, 2018
Z Class:
Net asset value, beginning of period	$28.90	$33.13
Income/(loss) from investment operations:
Net investment income@	0.20	0.20
Net gain/(loss) on investment transactions (both realized and unrealized)[1]	2.67	(4.43)
Total from investment operations	2.87	(4.23)
Less dividends and distributions to shareholders:
Dividends from net investment income	(0.51)	—
Distributions from net realized gain	(2.28)	—
Total dividends and distributions	(2.79)	—
Net asset value, end of period	$28.98	$28.90
Total return[2]	11.30%	(12.77%)[3]
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$55,147	$69,096
Ratio of expenses to average net assets
Before fee waivers/expense offset arrangement	1.05%	1.03%[4]
After fee waivers/expense offset arrangement[5]	1.05%	1.03%[4]
Ratio of net investment income to average net assets	0.73%	0.94%[4]
Portfolio turnover rate	22%	27%[3]

1	Includes redemption fees of less than $0.01 per share.
2
Performance figures may reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees. Past performance is no guarantee of future results. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

3	Not annualized.
4	Annualized.
5
As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 1.05%.

@	Calculated based on the average number of shares outstanding during the period.

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Notes to Financial Statements
October 31, 2019

1.	SUMMARY OF ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization:

Third Avenue Trust (the “Trust”) is an open-end, management investment company organized as a Delaware business trust pursuant to a Trust Instrument dated October 31, 1996. The Trust currently consists of the following diversified (within the meaning of Section 5(b)(1) of the Investment Company Act of 1940), separate investment series: Third Avenue Value Fund, Third Avenue Small-Cap Value Fund and Third Avenue Real Estate Value Fund (each a “Fund” and, collectively, the “Funds”). Third Avenue Management LLC (the “Adviser”) provides investment advisory services to each of the Funds in the Trust. The Funds seek to achieve their investment objectives by adhering to a strict value discipline when selecting securities and other instruments. Each Fund has a distinct investment mandate.

Third Avenue Value Fund seeks to achieve its long-term capital appreciation objective mainly by acquiring common stocks of well-financed companies (meaning companies with high quality assets and conservative levels of liabilities) at a discount to what the Adviser believes is their intrinsic value. Adhering to this strict value discipline, the Fund generally seeks to construct a focused portfolio of high conviction opportunities. The Fund may invest in companies of any market capitalization and across all industries. The Fund may also acquire senior securities, such as convertible securities, preferred stocks and debt instruments (including high-yield and distressed securities that may be in default and may have any or no credit rating), that the Adviser believes are undervalued. The Fund invests in both domestic and foreign securities.

Third Avenue Small-Cap Value Fund seeks to achieve its long-term capital appreciation objective mainly by acquiring equity securities, including common stocks and convertible securities, of well-financed (meaning companies with high quality assets and conservative levels of liabilities) small companies at a discount to what the Adviser believes is their intrinsic value. Adhering to this strict value discipline, the Fund generally seeks to construct a focused portfolio of high conviction opportunities. Under normal circumstances, the Fund expects to invest at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities of companies that are considered small. The Fund considers a “small company” to be one whose market capitalization is between $50 million and the top range of capitalizations of companies in the Russell 2000 Index or the S&P Small Cap 600 Index at the time a new position is established (based on prior quater-end data of the indexes). The Fund may also acquire senior securities of small companies, such as preferred stocks and debt instruments (including high-yield and distressed securities that may be in default and may have any or no credit rating), that the Adviser believes are undervalued. The Fund invests in both domestic and foreign securities.

Third Avenue Trust

Notes to Financial Statements (continued)
October 31, 2019

Third Avenue Real Estate Value Fund seeks to achieve its long-term capital appreciation objective primarily by investing in equity securities, including common stocks and convertible securities, of well-financed (meaning companies with high quality assets and conservative levels of liabilities) real estate and real estate-related companies, or in companies which own significant real estate assets or derive a significant portion of gross revenues or net profits from real estate-related companies at the time of investment (“real estate companies”). Adhering to this strict value discipline, the Fund generally seeks to construct a focused portfolio of high conviction opportunities. The Fund seeks to acquire these securities at a discount to what the Adviser believes is their intrinsic value. Under normal circumstances, at least 80% of the Fund’s net assets (plus the amount of any borrowing for investment purposes) will be invested in securities of real estate and real estate-related companies. The Fund may invest in companies of any market capitalization. The Fund may also acquire senior securities, such as preferred stocks and debt instruments (including high-yield, distressed and mortgage-backed securities that may be in default and may have any or no credit rating) of real estate companies or loans secured by real estate or real estate-related companies that the Adviser believes have above- average yield potential. The Fund invests in both domestic and foreign securities.

Because of the Funds’ disciplined and deliberate investing approach, there may be times when a Fund will have a significant cash position. A substantial cash position can adversely impact Fund performance in certain market conditions, and may make it more difficult for a Fund to achieve its investment objective.

Accounting policies:

The policies described below are followed consistently by the Funds in the preparation of their financial statements and are in conformity with accounting principles generally accepted in the United States of America (“U.S.  GAAP”). The Trust  is an investment company  and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification (“FASB ASC”) Topic 946-Investment Companies, which is part of U.S. GAAP.

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Third Avenue Trust

Notes to Financial Statements (continued)
October 31, 2019

Security valuation:

Each Fund’s equity securities listed on an exchange market system will generally be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Board of Trustees. Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Any assets held by a Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that such Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when a Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of such Fund.

Securities that do not have a readily available current market value or that have been subject to a significant event occurring between the time of the last sales price and the close of the Exchange are valued in good faith under the direction of the Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to the Adviser the responsibility for applying the valuation methods. At October 31, 2019, such securities had a total fair value of $1, or less than 0.01% of net assets of Third Avenue Value Fund. Such securities for Third Avenue Real Estate Value Fund were valued at $0. There were no fair value securities for Third Avenue Small-Cap Value Fund. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Trust’s Valuation Committee. The Trust’s policy is intended to result in a calculation of each Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to a Fund’s procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market- based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of the Exchange, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, an exchange or market on which a security trades does not open for trading for the entire day and no other market prices are available.

Third Avenue Trust

Notes to Financial Statements (continued)
October 31, 2019

Securities listed on certain non-U.S exchanges that close at a substantially earlier time than the Exchange (such as most European or Asian exchanges) are fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Each Fund may fair value foreign securities if significant events that appear likely to affect the value of those securities occur between the time a foreign exchange closes and the time that a Fund prices its shares. Significant events may include: (i) a substantial gap between the closing time of a non-U.S. exchange and the close of the Exchange, (ii) events impacting a single issuer, (iii) governmental actions that affect securities in one sector or country, (iv) natural disasters or armed conflict, or (v) significant domestic or foreign market fluctuations. The Board of Trustees has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

Fair value measurements:

In accordance with FASB ASC 820-10, Fair Value Measurements and Disclosures, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). The three levels of the fair value hierarchy are as follows:
•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date;
•	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active; and
•	Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement.

Third Avenue Trust

Notes to Financial Statements (continued)
October 31, 2019

However, the determination of what constitutes “observable” requires significant judgment by the Funds. The Funds consider observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with U.S. GAAP.

Equity securities (Common Stocks, Preferred Stocks and Warrants)—Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated prices received from independent pricing services or brokers that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

U.S. Government Obligations—U.S. Government obligations are valued by independent pricing services based on pricing models that evaluate the mean between the closing bid and ask price. The models also take into consideration data received from active market makers and broker-dealers, yield curves, and the spread over comparable U.S. Government issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable, the values of U.S. Government obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Third Avenue Trust

Notes to Financial Statements (continued)
October 31, 2019

Corporate Bonds—Corporate bonds are generally comprised of  two  main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services or brokers using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services or brokers based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector specific trends. To the extent that these inputs are observable, the values of corporate bonds and notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Term Loans—Term loans are valued by independent pricing services based on the average of evaluated quoted prices received from multiple dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. Inputs may include quoted prices for similar investments in active markets, interest rates, coupon rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. To the extent that these inputs are observable, the values of term loans are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Options (Purchased and Written)—Options are valued by independent pricing services or by brokers based on pricing models that take into account, among other factors, foreign exchange rate, time until expiration, and volatility of the underlying foreign currency security. To the extent that these inputs are observable, the values of options are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

The following is a Summary by Level of Inputs used to value the Funds’ investments as of October 31, 2019:

	Third Avenue Value Fund	Third Avenue Small-Cap Value Fund	Third Avenue Real Estate Value Fund
Level 1: Quoted Prices Investments in Securities:
Common Stocks:
Automotive	$17,543,105	$—	$—
Banks	19,839,204	42,638,082	35,002,913
Building Products	34,074,450	—	—
Non-U.S. Real Estate Investment Trusts	—	—	37,896,511
Non-U.S. Real Estate Operating Companies	—	—	67,589,561
Oil & Gas Production & Services	29,097,999	12,264,828	—

Third Avenue Trust

Notes to Financial Statements (continued)
October 31, 2019

Summary by level of inputs (continued)

	Third Avenue Value Fund	Third Avenue Small-Cap Value Fund	Third Avenue Real Estate Value Fund
Transportation Infrastructure	$25,938,427	$—	$—
U.S. Real Estate Operating Companies	11,009,709	6,432,993	84,901,959
Other**	185,948,455	128,648,701	400,117,869
Total for Level 1 Securities	323,451,349	189,984,604	625,508,813
Level 2: Other Significant Observable Inputs
Investments in Securities:
Common Stocks:
Automotive	31,767,112	—	—
Banks	60,827,137	—	—
Building Products	31,137,293	—	—
Diversified Holding Companies	61,081,559	—	—
Engineering & Construction	16,785,358	—	—
Non-U.S. Homebuilder	—	—	40,621,400
Non-U.S. Real Estate Consulting/Management	—	—	11,830,704
Non-U.S. Real Estate Investment Trusts	—	—	62,133,977
Non-U.S. Real Estate Operating Companies	23,676,695	—	260,332,165
Oil & Gas Production & Services	43,900,648	—	—
Transportation Infrastructure	9,196,631	—	—
Corporate Bonds:
Non-U.S. Real Estate Investment Trusts	—	—	11,433,115
Oil & Gas Production & Services	5,175,000	—	—
Purchased Options	3,785,225	—	508,117
Total for Level 2 Securities	$287,332,658	$—	$386,859,478
Level 3: Significant Unobservable Inputs
Investments in Securities:
Common Stocks:
U.S. Real Estate Operating Companies	—	—	—	*
Preferred Stocks:
Consumer Products	1	—	—
Term Loans:
Non-U.S. Real Estate Operating Companies	—	—	—	*
Total for Level 3 Securities	1	—	—
Total Value of Investments	$610,784,008	$189,984,604	$1,012,368,291
Investment in Other Financial Instruments:
Level 2: Other Significant Observable Inputs
Written Options	$—	$—	$(1,907,692)

Third Avenue Trust

Notes to Financial Statements (continued)
October 31, 2019

Summary by level of inputs (continued)

	Third Avenue Value Fund	Third Avenue Small-Cap Value Fund	Third Avenue Real Estate Value Fund
Total Value or Appreciation/(Depreciation) of Other Financial Instruments	$—	$—	$(1,907,692)

* Investments fair valued at $0.
** Please refer to the Portfolios of Investments for industry specifics of the portfolio holdings.

For fair valuations using significant unobservable inputs, U.S. GAAP require each Fund to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when each Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when each Fund had an amount of total transfers in or out of Level 3 during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the year ended October 31, 2019, there were no transfers in or out of Level 3.

Quantitative Information about Level 3 Fair Value Measurements
(amounts in thousands)
Third Avenue Value Fund	Fair Value at 10/31/19
Other (a)	$	-*

Third Avenue Real Estate Value Fund	Fair Value at 10/31/19
Other (a)	$	-^

(a)	Includes investments less than 0.50% of net assets of the Fund.
*	Amount less than $1,000.
^	Investments fair valued at $0.

Third Avenue Trust

Notes to Financial Statements (continued)
October 31, 2019

There are significant unobservable inputs used in the fair value measurement of the Funds’ Level 3 investments. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement.

Security transactions and investment income:
Security transactions for financial statement purposes are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Funds become aware of the dividends. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income on the Statement of Operations is shown net of any foreign taxes withheld on income from foreign securities. Payments received from certain investments held by the Funds may be comprised of dividends, capital gains and return of capital. The Funds originally estimate the expected classification of such payments. These amounts may subsequently be reclassified upon receipt of information from the issuer. Realized gains and losses from securities transactions are recorded on an identified cost basis.

Foreign currency translation and foreign investments:
The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

•   Investments and assets and liabilities denominated in foreign currencies: At the prevailing rates of exchange on the valuation date.

•   Investment transactions and investment income: At the prevailing rates of exchange on the date of such transactions.

The net assets of the Funds are presented at market values using the foreign exchange rates at the close of the period. The Funds do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the investments held.

Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of investments sold during the period. Accordingly, realized and unrealized foreign currency gains/(losses) are included in the reported net realized gain/(loss) and unrealized appreciation/(depreciation) on investments transactions and balances.

Net realized gains/(losses) on foreign currency transactions represent net foreign exchange gains/(losses) from disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Funds’ books and the U.S.  dollar equivalent  amounts actually  received or  paid. Net  unrealized  currency gains/(losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation/(depreciation) on the Statement of Assets and Liabilities. The change in net unrealized currency gains/(losses) for the period is reflected on the Statement of Operations.

Third Avenue Trust

Notes to Financial Statements (continued)
October 31, 2019

Pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are generally treated as ordinary income.

Payment-in-kind securities (“PIKs”):
The Funds may invest in PIKs. PIKs may make a payment at each payment date in either cash or additional securities. Those additional securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original securities. The daily market quotations of the original securities may include the accrued income (referred to as a “dirty” price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to dividends and interest receivable on the Statement of Assets and Liabilities.

For the year ended October 31, 2019, Third Avenue Real Estate Value Fund received additional debt securities with a principal amount of EUR 758 and cost of $0 with respect to PIK securities. Third Avenue Value Fund and Third Avenue Small-Cap Value Fund did not receive any in-kind payments with respect to PIK securities for the year ended October 31, 2019.

Term loans:
The Funds typically invest in loans which are structured and administered by a third party entity (the “Agent”) that acts on behalf of a group of lenders that make or hold interests in the loan. These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Interbank Offered Rate (LIBOR), or the prime rate offered by one or more major United States banks, or the certificate of deposit rate.

These securities are ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of term loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty. The interest rate disclosed reflects the rate in effect on October 31, 2019.

Third Avenue Trust

Notes to Financial Statements (continued)
October 31, 2019

Forward foreign currency contracts:
The Funds may be exposed to foreign currency risks associated with portfolio investments and therefore may use forward foreign currency contracts to hedge or manage these exposures. The Funds also may buy forward foreign currency contracts to gain exposure to currencies. Forward foreign currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/(depreciation) on forward foreign currency contracts. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the Funds’ portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

As of October 31, 2019, the Funds did not hold any forward foreign currency contracts.

Option contracts:
The Funds may purchase and sell (“write”) put and call options on various instruments including investments, indices, and foreign currencies to manage and hedge exchange rate risks within their portfolios and also to gain long or short exposure to the underlying instruments.

An option contract gives the buyer the right, but not the obligation, to buy (call) or sell (put) an underlying item at a fixed exercise price on a certain date or during a specified period. The cost of the underlying instruments acquired through the exercise of a call option is increased by the premiums paid. The proceeds from the underlying instruments sold through the exercise of a purchased put option are decreased by the premiums paid. Investments in over-the-counter option contracts require the Funds to fair value or mark-to market the options on a daily basis, which reflects the change in the market value of the contracts at the close of each day’s trading. The cost of purchased options that expire unexercised are treated by the Funds, on expiration date, as realized losses on purchased options.

Third Avenue Trust

Notes to Financial Statements (continued)
October 31, 2019

When the Funds write an option, an amount equal to the premium received by the Funds is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds, on the expiration date, as realized gains on written options. The difference between the premium and the amount paid on effecting an offsetting transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for an offsetting transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Funds have a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security or currency purchased by the Funds. In purchasing and writing options, the Funds bear the market risk of an unfavorable change in the price of the underlying security or the risk that the Funds may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing a security or currency at a price different from the current market value. The Funds may execute transactions in both listed and over-the-counter options. Listed options involve minimal counterparty risk since listed options are guaranteed against default by the exchange on which they trade. When purchasing over-the-counter options, the Funds bear the risk of economic loss from counterparty default, equal to the market value of the option.

During the year ended October 31, 2019, Third Avenue Value Fund and Third Avenue Real Estate Value Fund used purchased put and call options and written put and call options for hedging purposes.

Summary of derivatives information:
The following tables present the value of derivatives held as of October 31, 2019, by their primary underlying risk exposure and respective location on the Statement of Assets and Liabilities:

Third Avenue Value Fund

Derivative Contract	Statement of Assets and Liabilities Location	Options
Assets:
Equity contracts	Purchased options at value	$3,680,022
Foreign currency contracts	Purchased options at value	105,203
Total		$3,785,225

Third Avenue Trust

Notes to Financial Statements (continued)
October 31, 2019

Third Avenue Real Estate Value Fund

Derivative Contract	Statement of Assets and Liabilities Location	Options
Assets:
Equity contracts	Purchased options at value	$490,296
Foreign currency contracts	Purchased options at value	17,821
Total		$508,117
Liabilities:
Equity contracts	Written options at value	$(677,628)
Foreign currency contracts	Written options at value	(1,230,064)
Total		$(1,907,692)

Third Avenue Trust

Notes to Financial Statements (continued)
October 31, 2019

The following tables present the effect of derivatives on the Statement of Operations during the year ended October 31, 2019, by primary risk exposure:

Third Avenue Value Fund

Amount of Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
Derivative Contract	Purchased Options

Equity contracts	$(942,834)
Foreign currency contracts	(470,297)
Total	(1,413,131)(a)

Third Avenue Real Estate Value Fund

	Amount of Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
Derivative Contract	Purchased Options	Written Options		Total
Equity contracts	$(319,704)	$204,252		$(115,452)
Foreign currency contracts	(1,074,141)	(552,184)		(1,626,325)
Total	$(1,393,845)(a )	$(347,932)(b	)	$(1,741,777)

Amount of Realized Gain/(Loss) on Derivatives Recognized in Income
Derivative Contract	Purchased Options
Foreign currency contracts	$(300,000)(c)

(a)	Included in “Net change in unrealized depreciation on purchased options”.
(b)	Included in “Net change in unrealized depreciation on written options”.
(c)	Included in “Net realized loss on purchased options”.

Third Avenue Trust

Notes to Financial Statements (continued)
October 31, 2019

Derivatives volume:
The table below discloses the volume of the Funds’ options activities during the year ended October 31, 2019 (amounts denominated in U.S. Dollars unless otherwise noted, except number of contracts). Please refer to the tables in the Summary of derivatives information for derivative-related gains and losses associated with volume activity (measured at each month-end).

	Third Avenue Value Fund	Third Avenue Real Estate Value Fund
OTC Equity Options: Average Number of Contracts - Purchased Options	1,292	462
Average Notional - Purchased Options	$38,445,008	$2,750,769
Average Number of Contracts - Written Options	—	462
Average Notional - Written Options	$—	$2,750,769
Foreign Currency Options:
Average Notional - Purchased Options	$16,153,846	$286,615,385
Ending Notional Balance - Purchased Options	$70,000,000	$242,000,000
Average Notional - Written Option	$—	$44,307,692
Ending Notional Balance - Written Options	$—	$192,000,000

Floating rate obligations:
The Funds may invest in debt securities with interest payments or maturity values that are not fixed, but float in conjunction with an underlying index or price. These securities may be backed by corporate issuers. The indices and prices upon which such securities can be based include interest rates and currency rates. Floating rate securities pay interest according to a coupon which is reset periodically.

Dividends and distributions to shareholders:
The amount of dividends and distributions paid to shareholders from net investment income and net realized capital gains on disposition of securities, respectively, is determined in accordance with U.S. federal income tax law and regulations which may differ from U.S. GAAP. Such dividends and distributions are recorded on the ex-dividend date. The majority of dividends and capital gains distributions from a Fund may be automatically reinvested into additional shares of that Fund, based upon the discretion of the Fund’s shareholders.

Third Avenue Trust

Notes to Financial Statements (continued)
October 31, 2019

Income tax information:
The Funds have complied and intend to continue to comply with the requirements of the Internal Revenue Code of 1986 applicable to regulated investment companies, and each Fund intends to distribute all of its taxable net investment income and net realized capital gains, if any, to its shareholders. Therefore, no provision for U.S. federal income taxes is included on the accompanying financial statements.

Income, including capital gains, from investments in foreign securities received by the Funds may be subject to income, withholding or other taxes imposed by foreign countries.

Management has analyzed the tax positions taken on the Funds’ U.S. federal income tax returns for all open tax years (generally the current and prior three tax years), and has concluded that no provision for U.S. federal income tax is required in the Funds’ financial statements. This conclusion may be subject to future review and adjustment at a later date based upon factors including, but not limited to, on-going analyses of and changes to tax laws, regulations and interpretations thereof. The Funds are subject to possible examination by the relevant taxing authorities for tax years for which the applicable statutes of limitations have not expired.

Expense allocation:
Expenses attributable to a specific Fund are charged to that Fund. Expenses attributable to the Trust are generally allocated using the ratio of each series’ average net assets relative to the total average net assets of the Trust. Certain expenses are shared with the Third Avenue Variable Series Trust, an affiliated fund. Such costs are allocated using the ratio of the series’ average net assets relative to the total average net assets of each series of the Trust and Third Avenue Variable Series Trust.

Share class accounting:
Investment income, common expenses and realized/unrealized gains/(losses) are allocated to the three classes of shares of each Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

Trustees’ and officers’ fees:
The Trust is governed by its Board of Trustees. The Trust, together with Third Avenue Variable Series Trust, pay the Trustees in the form of an annual retainer and per meeting fees for their services, in addition to reimbursing the Trustees for travel and incidental expenses incurred by them in connection with their attendance at meetings. The remuneration paid to the Trustees by the Trust was $408,812 for the year ended October 31, 2019. Members of the Audit Committee receive additional remuneration. The Trust paid members of the Audit Committee $10,704 during the year ended October 31, 2019. The Nominating and Governance Committee Chairman receives an annual retainer. The Trust paid the Nominating and Governance Committee Chairman $115 during the year ended October 31, 2019.

Third Avenue Trust

Notes to Financial Statements (continued)
October 31, 2019

Prior to October 17, 2019, the Trust did not pay any fees to its officers for their services as such, except for the Chief Compliance Officer and the compliance personnel who report directly to the Chief Compliance Officer, to whom the Trust paid $252,310 for the period from November 1, 2018 through October 17, 2019. Beginning October 17, 2019, JW Fund Management LLC (“JWFM”) provides a President and Treasurer to the Trust. Duff & Phelps, LLC (“D&P”) provides the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer. JWFM and D&P are compensated for their services provided to the Trust.

2.	INVESTMENTS

Purchases and sales/conversions:
The aggregate cost of purchases and aggregate proceeds from sales and conversions of investments, excluding short-term investments, from unaffiliated and affiliated issuers (an affiliated person as defined in the Investment Company Act of 1940, includes, among other things, ownership of 5% or more of the outstanding voting securities of such person) for the year ended October 31, 2019 were as follows:

Third Avenue Value Fund	Purchases	Sales
Affiliated	$13,799,694	$13,163,662
Unaffiliated	162,140,691	381,420,706
Third Avenue Small-Cap Value Fund
Unaffiliated	43,400,084	103,792,323
Third Avenue Real Estate Value Fund
Affiliated	1,944,000	594,644
Unaffiliated	252,866,960	779,039,763

Third Avenue Trust

Notes to Financial Statements (continued)
October 31, 2019

3.	INVESTMENT ADVISORY SERVICES, ADMINISTRATION AND SERVICE FEE AGREEMENTS AND EXPENSE OFFSET ARRANGEMENT

Each Fund has an Investment Advisory Agreement with the Adviser for investment advice and certain management functions. The terms of the Investment Advisory Agreements provide the annual advisory fees based on the total average daily net assets for the Funds which are indicated as below. These fees are calculated daily and paid monthly.

Fund	Annual Management Fee
Third Avenue Value Fund	0.90%
Third Avenue Small-Cap Value Fund	0.90%
Third Avenue Real Estate Value Fund	0.90%

Additionally, the Adviser pays certain expenses on behalf of the Funds, which are partially reimbursed by the Funds, including service fees due to third parties, certain miscellaneous expenses and prior to October 17, 2019, the compensation expense for the Funds’ Chief Compliance Officer and compliance personnel who report directly to the Chief Compliance Officer.

The following were amounts payable to the Adviser at October 31, 2019:

	Value Fund	Small-Cap Value Fund	Real Estate Value Fund
Advisory Fees	$399,962	$120,803	$741,696
Administration fees	3,199	3,199	3,199
Reimbursement for officers’ fees	2,213	680	3,685
Reimbursement for miscellaneous expenses	384	119	643
Total	$405,758	$124,801	$749,223

Until March 1, 2020 (subject to renewal), whenever each Fund’s normal operating expenses, including the investment advisory fee and most other operating expenses, but excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items, exceeds the expense limitation based on each Fund’s average daily net assets, the Adviser has agreed to waive a portion of its advisory fees and/or reimburse each Fund in an amount equal to that excess. The expense limitations for each Fund are disclosed in its corresponding Financial Highlights. The waived fees and reimbursed expenses may be paid to the Adviser during the following thirty-six month period after the applicable month in which a fee is waived or expense reimbursed by the Adviser, to the extent that the payment of such fees and expenses would not cause a Fund to exceed the expense limitations. The Adviser has agreed to waive all accrued entitlements related to the fiscal periods ending October 31, 2017 and October 31, 2018, which would have been subject to repayment until October 31, 2020 and October 31, 2021, respectively.

The corresponding contingent liabilities to the Adviser for the fiscal period ending October 31, 2019 are $609,689, $391,500 and $230,937 for the Third Avenue Value Fund, Third Avenue Small-Cap Value Fund and Third Avenue Real Estate Value Fund, respectively are subject to repayment during the period from November 1, 2021 through October 31, 2022.

Third Avenue Trust

Notes to Financial Statements (continued)
October 31, 2019

Prior to October 17, 2019, the Trust had entered into an Administration Agreement with the Adviser pursuant to which the Adviser, as administrator, was responsible for providing various administrative services to the Trust. The Adviser had in turn entered into a Sub-Administration Agreement with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY Mellon”) pursuant to which BNY Mellon provided certain of these administrative services on behalf of the Adviser. Each Fund paid an annual fee of $70,000 to the Adviser. The Adviser paid BNY Mellon an annual sub-administration fee for sub-administration services provided to the Trust equal to $157,534 from November 1, 2018 to October 17, 2019. Beginning October 17, 2019, BNY Mellon replaced the Adviser as the administrator of the Trust. For providing administrative services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets and is subject to certain minimum monthly fees.

Both the Trust and the Adviser have entered into agreements with financial intermediaries to provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries investing in the Funds and have agreed to compensate the intermediaries for providing those services. Certain of those services would be provided by the Funds if the shares of each customer were registered directly with the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse a portion of the intermediary fees paid by the Adviser pursuant to provisions adopted by the Board. Each Fund pays a portion of the intermediary fees attributable to shares of the Fund not exceeding the estimated expense the Fund would have paid its transfer agent had each customer’s shares been registered directly with the transfer agent instead of held through the intermediary accounts. The Adviser pays the remainder of the fees. The fees incurred by the Funds are reflected as shareholder servicing fees in the Statement of Operations. For the year ended October 31, 2019, such fees amounted to $849,076 for Third Avenue Value Fund, $213,722 for Third Avenue Small-Cap Value Fund and $1,413,180 for Third Avenue Real Estate Value Fund.

Third Avenue Trust

Notes to Financial Statements (continued)
October 31, 2019

The Funds have an expense offset arrangement in connection with their custodian contract. Credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. The following amounts are the reduction of expenses due to this arrangement for the year ended October 31, 2019. These amounts are reflected as “Expenses reduced by custodian fee expense offset arrangement” in the Statement of Operations.

Fund	Custody Credit
Third Avenue Value Fund	$25,116
Third Avenue Small-Cap Value Fund	2,214
Third Avenue Real Estate Value Fund	21,364

4.	RELATED PARTY TRANSACTIONS

Investment in affiliates:
A summary of the Funds’ transactions in securities of affiliated issuers for the year ended October 31, 2019 is set forth below:

Third Avenue Value Fund

Name of Issuer:	Shares/ Principal Amount Held at Oct. 31, 2018	Gross Purchases and Additions	Gross Sales and Reductions	Shares/ Principal Amount Held at Oct. 31, 2019	Value at Oct. 31, 2019	Investment Income	Net Realized Gain/(Loss)	Net Change in Unrealized Appreciation (Depreciation)
Home Products International, Inc., 2nd Lien, 6.000%, due 12/20/22 *	—	—	—	—	$—	$340,859	$—	$—
Home Products International, Inc., Series A, Convertible Preferred Stock, 8.000%	12,839,145	—	—	12,839,145	1	—	—	—
Interfor Corp.	4,187,375	779,149	(1,176,009)	3,790,515	45,183,422	—	(5,249,849)	9,287,978
Tidewater, Inc. **	1,497,179	259,911	—	1,757,090	28,517,571	—	—	(17,484,993)
Total Affiliates					$73,700,994	$340,859	$(5,249,849)	$(8,197,015)

*	As of October 31, 2018, no longer an affiliate. Investment income received for 2018 past due interest.
**	As of October 31, 2019, no longer an affiliate.

Third Avenue Real Estate Value Fund

Name of Issuer:	Shares Held at Oct. 31, 2018	Gross Purchases and Additions	Gross Sales and Reductions	Shares Held at Oct. 31, 2019	Value at Oct. 31, 2019		Investment Income	Net Realized Gain/(Loss)	Net Change in Unrealized Appreciation (Depreciation)
Five Point Holdings, LLC, Class A	7,285,223	—	(84,725)	7,200,498	$47,595,292		$—	$(833,419)	$(6,344,341)
Trinity Place Holdings, Inc.	4,556,285	540,000	—	5,096,285	20,283,214		—	—	(5,991,347)
Trinity Place Holdings, Inc. Special Stock	1	—	—	1	—	*	—	—	—
Total Affiliates					$67,878,506		$—	$(833,419)	$(12,335,688)

*	Investment fair valued at $0.

Third Avenue Trust

Notes to Financial Statements (continued)
October 31, 2019

5.	DISTRIBUTION EXPENSES

The Board has adopted a distribution plan (the “Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan provides that, as compensation for distribution and related services provided to Third Avenue Value Fund Investor Class, Third Avenue Small-Cap Value Fund Investor Class and Third Avenue Real Estate Value Fund Investor Class, each Fund’s Investor Class accrues a fee calculated at the annual rate of 0.25% of average daily net assets of the class. Such fees may be paid to institutions that provide distribution services. The amount of fees paid during any period may be more or less than the cost of distribution and other services provided. Financial Industry Regulatory Authority rules impose a ceiling on the cumulative distribution fees paid. The Plan complies with those rules.

For the year ended October 31, 2019, fees paid pursuant to the Plan were as follows:

Fund	Fees
Third Avenue Value Fund	$23,639
Third Avenue Small-Cap Value Fund	8,361
Third Avenue Real Estate Value Fund	382,217

Third Avenue Trust

Notes to Financial Statements (continued)
October 31, 2019

6.	CAPITAL SHARE TRANSACTIONS

Each Fund is authorized to issue an unlimited number of shares of each class of beneficial interest with $0.001 par value.

Transactions in capital stock of each class were as follows:

Third Avenue Value Fund

	For the Year Ended October 31, 2019		For the Year Ended October 31, 2018
	Investor Class		Investor Class
	Shares	Amount	Shares	Amount
Shares sold	35,659	$1,473,599	17,476	$902,903
Shares issued upon reinvestment of dividends and distributions	9,498	362,538	30,154	1,563,378
Shares redeemed*	(133,227)	(5,336,750)	(116,501)	(5,935,016)
Shares issued in connection with fund reorganization (Note 10)	—	—	105,229	5,334,048
Net increase/(decrease)	(88,070)	$(3,500,613)	36,358	$1,865,313

	For the Year Ended October 31, 2019		For the Year Ended October 31, 2018
	Institutional Class		Institutional Class
	Shares	Amount	Shares	Amount
Shares sold	168,468	$6,811,421	274,287	$14,236,175
Shares issued upon reinvestment of dividends and distributions	833,790	31,767,498	2,836,860	147,074,509
Shares redeemed*	(5,930,359)	(240,103,551)	(4,984,123)	(255,353,891)
Shares issued in connection with fund reorganization (Note 10)	—	—	2,370,251	120,140,674
Net increase/(decrease)	(4,928,101)	$(201,524,632)	497,275	$26,097,467

Third Avenue Trust

Notes to Financial Statements (continued)
October 31, 2019

	For the Year Ended October 31, 2019		For the Period from March 1, 2018 (commencement of investment operations) through October 31, 2018
	Z Class		Z Class
	Shares	Amount	Shares	Amount
Shares sold	1,862	$79,574	281,881	$14,328,723
Shares issued upon reinvestment of dividends and distributions	3,238	123,354	3	162
Shares redeemed*	(11,264)	(459,604)	(209,811)	(10,484,863)
Net increase/(decrease)	(6,164)	$(256,676)	72,073	$3,844,022

Third Avenue Small-Cap Value Fund

	For the Year Ended October 31, 2019		For the Year Ended October 31, 2018
	Investor Class		Investor Class
	Shares	Amount	Shares	Amount
Shares sold	28,403	$509,109	29,476	$634,533
Shares issued upon reinvestment of dividends and distributions	22,645	358,700	25,510	527,803
Shares redeemed*	(66,230)	(1,189,531)	(83,803)	(1,828,095)
Net decrease	(15,182)	$(321,722)	(28,817)	$(665,759)

	For the Year Ended October 31, 2019		For the Year Ended October 31, 2018
	Institutional Class		Institutional Class
	Shares	Amount	Shares	Amount
Shares sold	166,222	$3,035,679	237,582	$5,172,437
Shares issued upon reinvestment of dividends and distributions	1,393,200	22,444,458	1,587,820	33,264,836
Shares redeemed*	(3,206,530)	(57,579,108)	(2,579,588)	(56,293,963)
Net decrease	(1,647,108)	$(32,098,971)	(754,186)	$(17,856,690)

Third Avenue Trust

Notes to Financial Statements (continued)
October 31, 2019

	For the Year Ended October 31, 2019		For the Period from March 1, 2018 (commencement of investment operations) through October 31, 2018
	Z Class		Z Class
	Shares	Amount	Shares	Amount
Shares sold	3,177	$57,700	22,135	$493,438
Shares issued upon reinvestment of dividends and distributions	2,821	45,478	—	—
Shares redeemed*	(5,722)	(97,355)	—	—
Net increase	276	$5,823	22,135	$493,438

Third Avenue Real Estate Value Fund

	For the Year Ended October 31, 2019		For the Year Ended October 31, 2018
	Investor Class		Investor Class
	Shares	Amount	Shares	Amount
Shares sold	915,895	$25,229,671	1,606,389	$53,583,822
Shares issued upon reinvestment of dividends and distributions	646,550	16,331,849	422,981	14,271,368
Shares redeemed*	(4,446,144)	(122,333,417)	(2,728,567)	(90,946,621)
Net decrease	(2,883,699)	$(80,771,897)	(699,197)	$(23,091,431)

	For the Year Ended October 31, 2019		For the Year Ended October 31, 2018
	Institutional Class		Institutional Class
	Shares	Amount	Shares	Amount
Shares sold	4,894,542	$134,751,478	7,514,679	$253,258,031
Shares issued upon reinvestment of dividends and distributions	4,087,882	103,709,558	2,866,081	97,217,479
Shares redeemed*	(22,335,290)	(615,098,185)	(16,108,522)	(535,891,638)
Net decrease	(13,352,866)	$(376,637,149)	(5,727,762)	$(185,416,128)

Third Avenue Trust

Notes to Financial Statements (continued)
October 31, 2019

	For the Year Ended October 31, 2019		For the Period from March 1, 2018 (commencement of investment operations) through October 31, 2018
	Z Class		Z Class
	Shares	Amount	Shares	Amount
Shares sold	707,352	$19,048,837	2,572,162	$85,598,698
Shares issued upon reinvestment of dividends and distributions	126,483	3,206,355	—	—
Shares redeemed*	(1,322,188)	(38,544,209)	(181,006)	(5,629,690)
Net increase/(decrease)	(488,353)	$(16,289,017)	2,391,156	$79,969,008

*	Redemption fees are netted with redemption amounts.

Third Avenue Value Fund, Third Avenue Small-Cap Value Fund and Third Avenue Real Estate Value Fund each charged a redemption fee of 1% for shares redeemed or exchanged for shares of another series of the Trust within 60 days of the purchase date through April 30, 2019. Beginning May 1, 2019, the redemption/exchange fee has been eliminated for each share class.

7.	COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.

8.	RISKS RELATING TO CERTAIN INVESTMENTS

Foreign securities and emerging markets risk:
Foreign securities from a particular country or region may be subject to currency fluctuations and controls, or adverse political, social, economic or other developments that are unique to that particular country or region. Therefore, the prices of foreign securities in particular countries or regions may, at times, move in a different direction from those of U.S. securities. From time to time, foreign capital markets may exhibit more volatility than those in the U.S., and the securities markets of emerging market countries can be extremely volatile. Emerging market countries can generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries, and, as a result, the securities markets of emerging market countries can be more volatile than more developed markets may be.

Third Avenue Trust

Notes to Financial Statements (continued)
October 31, 2019

High-yield and distressed risk:
The Funds’ investments in high-yield debt securities (commonly known as “junk bonds”) and distressed securities may expose the Funds to greater risks than if the Funds only owned higher-grade securities. The value of high-yield, lower quality securities is affected by the creditworthiness of the issuers of the securities and by general economic and specific industry conditions. The prices of high yield securities can fall in response to negative news about the issuer or its industry, or the economy in general to a greater extent than those of higher rated securities. Issuers of high-yield securities are not as strong financially as those with higher credit ratings, so the securities are usually considered speculative investments. These issuers are more vulnerable to financial setbacks and recession than are more creditworthy issuers, which may impair their ability to make interest and principal payments. The Funds may also invest in distressed securities, which the Adviser considers to be issued by companies that are, or might be, involved in reorganizations or financial restructurings, either out of court or in bankruptcy. The Funds’ investments in distressed securities typically may involve the purchase of high-yield bonds, bank debt or other indebtedness of such companies.

Debt securities risk:
The market value of a debt security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The debt securities market can be susceptible to increases in volatility and decreases in liquidity. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates), which are at or near historic lows in the United States and in other countries. During periods of reduced market liquidity, a Fund may not be able to readily sell debt securities at prices at or near their perceived value. If a Fund needed to sell large blocks of debt securities to meet shareholder redemption requests or to raise cash, those sales could further reduce the prices of such securities.

Prices of bonds and other debt securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect debt securities and, accordingly, will cause the value of a Fund’s investments in these securities to decline. When interest rates fall, the values of already-issued securities generally rise, although investments in new securities may be at lower yields. The prices of high-yield debt securities, unlike investment grade securities, may fluctuate unpredictably and not necessarily inversely with changes in interest rates.

The rates on floating debt instruments adjust periodically with changes in market interest rates. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate loans and other floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Economic and other developments can adversely affect debt securities markets.

Third Avenue Trust

Notes to Financial Statements (continued)
October 31, 2019

Market risk:
Prices of securities have historically fluctuated. The market value of a security may decline due to general market conditions that are not related to the particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. A security’s market value also may decline because of factors that affect the particular company, such as management performance, financial leverage, and reduced demand for the company’s products or services, or factors that affect the company’s industry, such as labor shortages or increased production costs and competitive conditions within an industry. The value of the Funds will similarly fluctuate and you could lose money.

Liquidity risk:
Liquidity risk exists when particular investments are difficult to sell. The Funds may not be able to sell these investments at the best prices or at the value the Funds place on them. In such a market, the value of such investments and a Fund’s share price may fall dramatically, even during periods of declining interest rates. Investments that are illiquid or that trade in lower volumes may be more difficult to value. The market for high-yield debt securities may be less liquid and therefore these securities may be harder to value or sell at an acceptable price, especially during times of market volatility or decline. Investments in foreign securities tend to have greater exposure to liquidity risk than U.S. securities. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Investments in private debt instruments, restricted securities, and securities having substantial market and/or credit risk may involve greater liquidity risk. An unexpected increase in Fund redemption requests, including requests from shareholders who may own a significant percentage of a Fund’s shares, could cause the Fund to sell its holdings at a loss or at undesirable prices and adversely affect the Fund’s share price and increase the Fund’s liquidity risk, Fund expenses and/or taxable distributions.

Counterparty risk:
The Funds are exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss to the Funds could exceed the value of the financial assets recorded in the Funds’ financial statements. Financial assets, which potentially expose the Funds to counterparty risk, consist principally of cash due from counterparties and investments. The Adviser seeks to minimize the Funds’ counterparty risk by performing reviews of each counterparty and by minimizing concentration of counterparty risk by undertaking transactions with multiple customers and counterparties on recognized and reputable exchanges. Delivery of securities sold is only made once the Funds have received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Third Avenue Trust

Notes to Financial Statements (continued)
October 31, 2019

At October 31, 2019, the Funds had counterparty concentration of credit risk primarily with Goldman Sachs International and JPMorgan Chase Bank, N.A.

The Funds are party to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) with select counterparties that govern transactions, over-the-counter derivatives and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements of the Funds.

The considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis are governed by Master Securities Forward Transaction Agreements (“Master Forward Agreements”) between the Funds and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

The counterparty risk associated with certain contracts may be reduced by master netting arrangements to the extent that if an event of default occurs, all amounts with the counterparty are terminated and settled on a net basis. The Funds’ overall exposure to counterparty risk with respect to transactions subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

Collateral requirements:
For derivatives traded under an ISDA Master Agreement and/or Master Forward Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by a Fund, if any, is noted in the Portfolio of Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g. $500,000) before a transfer is required, which is determined at the close of business of a Fund and any additional required collateral is delivered to/pledged by a Fund on the next business day. Typically, a Fund and its counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, a Fund bears the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Third Avenue Trust

Notes to Financial Statements (continued)
October 31, 2019

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Third Avenue Value Fund
At October 31, 2019, the Fund’s derivative assets and liabilities (by type) on a gross basis are as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Options	$3,785,225	$—
Total derivative assets and liabilities in the Statement of Assets and Liabilities	3,785,225	—
Derivatives not subject to a master netting agreement or similar agreement (“MNA”)	—	—
Total derivative assets and liabilities subject to a MNA	$3,785,225	$—

The following table presents the Fund’s derivative assets by counterparty net of amounts available for offset under a MNA and net of the related collateral received by the Fund as of October 31, 2019:

Counterparty	Amount of Assets Subject to a MNA by Counterparty	Derivatives Available for Offset(1)	Non-cash Collateral Received(2)	Cash Collateral Received(2)	Net Amount of Derivative Assets(3)
Goldman Sachs International	$3,680,022	$—	$—	$(3,610,000)	$70,022
JPMorgan Chase Bank, N.A	105,203	—	—	(105,203)	—
	$3,785,225	$—	$—	$(3,715,203)	$70,022

1	The amount of derivatives for offset is limited to the amount of assets and/or liabilities that are subject to a MNA.
2	Excess of collateral received from the individual counterparty may not be shown for financial reporting purposes.
3	Net amount represents the net amount receivable from the counterparty in the event of default.

Third Avenue Trust

Notes to Financial Statements (continued)
October 31, 2019

Third Avenue Real Estate Value Fund
At October 31, 2019, the Fund’s derivative assets and liabilities (by type) on a gross basis are as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Options	$508,117	$(1,907,692)
Total derivative assets and liabilities in the Statement of Assets and Liabilities	508,117	(1,907,692)
Derivatives not subject to a master netting agreement or similar agreement (“MNA”)	—	—
Total derivative assets and liabilities subject to a MNA	$508,117	$(1,907,692)

The following table presents the Fund’s derivative assets by counterparty net of amounts available for offset under a MNA and net of the related collateral received by the Fund as of October 31, 2019:

Counterparty	Amount of Assets Subject to a MNA by Counterparty	Derivatives Available for Offset(1)	Non-cash Collateral Received(2)	Cash Collateral Received(2)	Net Amount of Derivative Assets(3)
Goldman Sachs International	$490,296	$(490,296)	$—	$—	$—
JPMorgan Chase Bank N.A.	17,821	(17,821)	—	—	—
	$508,117	$(508,117)	$—	$—	$—

1	The amount of derivatives for offset is limited to the amount of assets and/or liabilities that are subject to a MNA.
2	Excess of collateral received from the individual counterparty may not be shown for financial reporting purposes.
3	Net amount represents the net amount receivable from the counterparty in the event of default.

The following table presents the Fund’s derivative liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral pledged by the Fund as of October 31, 2019:

Counterparty	Amount of Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset(1)	Non-cash Collateral Pledged(2)	Cash Collateral Pledged(2)	Net Amount of Derivative Liabilities(3)
Goldman Sachs International	$677,628	$(490,296)	$—	$(160,000)	$27,332
JPMorgan Chase Bank N.A.	1,230,064	(17,821)	—	(1,180,000)	32,243
	$1,907,692	$(508,117)	$—	$(1,340,000)	$59,575

1	The amount of derivatives for offset is limited to the amount of assets and/or liabilities that are subject to a MNA.

Third Avenue Trust

Notes to Financial Statements (continued)
October 31, 2019

2	Excess of collateral pledged to the individual counterparty may not be shown for financial reporting purposes.
3	Net amount represents the net amount payable to the counterparty in the event of default.

Loans and other direct debt instruments:
The Funds may invest in loans and other direct debt instruments issued by corporate borrowers. These loans represent amounts owed to lenders or lending syndicates (loans and loan participations) or to other parties. Direct debt instruments may involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the Fund in the event of fraud or misrepresentation. In addition, loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The markets in loans are not regulated by federal securities laws or the SEC.

Cash concentration risk:
The Funds’ cash balances are held at a major regional U.S. bank, JPMorgan Chase Bank, N.A. The Funds’ cash balances, which typically exceed Federal Deposit Insurance Corporation insurance coverage, subject the Funds to a concentration of credit risk. The Funds regularly monitor the credit ratings of this financial institution in order to mitigate the credit risk that exists with the balances in excess of insured amounts.

Off-balance sheet risk:
The Funds enter into derivatives which may represent off-balance sheet risk. Off-balance sheet risk exists when the maximum potential loss on a particular investment is greater than the value of such investment as reflected in the Statement of Assets and Liabilities.

Focused investing risk:
Although each Fund is a diversified investment company under the Investment Company Act of 1940, the Fund’s investments will normally be more focused than its peers and may emphasize investments in some issuers, industries, sectors or geographic regions more than others. To the extent that a Fund increases the relative emphasis of its investments in a particular issuer, industry, sector or geographic region, its share values may fluctuate in response to events affecting such issuer, industry, sector or geographic region. The Fund does not lose its status as a diversified investment company because of any subsequent discrepancy between the value of its various investments and the diversification requirements of the Investment Company Act of 1940, so long as any such discrepancy existing immediately after the Fund’s acquisition of any security or other property is neither wholly nor partly the result of such acquisition. Therefore, the Fund from time to time may have an investment portfolio that is considered “non-diversified” by the Investment Company Act of 1940 despite its classification as a diversified investment company.

Third Avenue Trust

Notes to Financial Statements (continued)
October 31, 2019

9.	FEDERAL INCOME TAXES

The amount of dividends and distributions paid by the Funds from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax laws and regulations which may differ from U.S. GAAP. Such dividends and distributions are recorded by the Funds on the ex-dividend date. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on the net assets of the Funds. Capital accounts are not adjusted for temporary differences. Permanent differences are primarily due to reclassification of certain transactions involving foreign securities and currencies, investments in passive foreign investment companies, real estate investment trusts (“REITs”), the difference in the treatment of amortization of discount on certain debt instruments, distribution reclassifications and other book to tax adjustments.

The tax character of dividends and distributions paid during the year ended October 31, 2019 was as follows:

	Ordinary Income	Net Capital Gains	Total
Third Avenue Value Fund	$3,362,306	$30,086,651	$33,448,957
Third Avenue Small-Cap Value Fund(a)	806,531	22,792,914	23,599,445
Third Avenue Real Estate Value Fund	17,945,396	111,732,992	129,678,388

Third Avenue Trust

Notes to Financial Statements (continued)
October 31, 2019

The tax character of dividends and distributions paid during the year ended October 31, 2018 was as follows:

	Ordinary Income	Net Capital Gains	Total
Third Avenue Value Fund	$33,385,626	$121,116,637	$154,502,263
Third Avenue Small-Cap Value Fund	—	34,756,553	34,756,553
Third Avenue Real Estate Value Fund	18,254,275	99,338,972	117,593,247

At October 31, 2019, the accumulated undistributed earnings on a tax basis were:

	Undistributed Ordinary Income	Net Capital Gains
Third Avenue Value Fund	$15,454,947	$21,440,226
Third Avenue Small-Cap Value Fund	—	14,186,092
Third Avenue Real Estate Value Fund(a)	9,588,511	140,131,688

This differs from the amount shown on the Statement of Assets and Liabilities primarily due to cumulative timing differences.

(a) Includes short-term capital gains, which are taxed as ordinary income.

For the year-ended October 31, 2019, Third Avenue Value Fund generated net capital gains which  were  partially  offset  by  long-term  capital  loss  carryforwards  in  the  amount  of
$2,735,349. As of October 31, 2019, Third Avenue Value Fund has long-term capital loss carryforwards of $16,818,448. Although there is no expiration date on the use of this carryforward, Third Avenue Value Fund will be subject to certain limitations on its use.

In accordance with US Treasury regulations, Third Avenue Small-Cap Value Fund has incurred and elected to defer the qualified late year ordinary losses of $411,359 incurred after December 31, 2018. Such losses are treated for tax purposes as arising on November 1, 2019.

Third Avenue Trust

Notes to Financial Statements (continued)
October 31, 2019

The U.S. federal income tax basis of the Funds’ investments and the total unrealized appreciation/depreciation as of October 31, 2019 were as follows:

	Tax Basis of Investments	Appreciation	(Depreciation)	Total Unrealized Appreciation/ (Depreciation)	Other Cost Basis Adjustments	Total Net Unrealized Appreciation/ (Depreciation)
Third Avenue Value Fund	$665,556,353	$72,464,140	$(127,236,485)	$(54,772,345)	$(61,495)	$(54,833,840)
Third Avenue Small-Cap Value Fund	$136,528,622	$61,372,190	$(7,916,208)	$53,455,982	$—	$53,455,982
Third Avenue Real Estate Value Fund	$763,877,129	$326,665,795	$(80,082,325)	$246,583,470	$13,187	$246,596,657

The book and tax unrealized appreciation/depreciation calculation differs. The difference is primarily attributable to deferred losses on wash sales, mark-to-market treatment of investments in certain passive foreign investment companies, investments in REITs, differences in the treatment of amortization of discount on certain debt instruments, and other timing differences. Other cost basis adjustments are primarily attributable to unrealized appreciation/(depreciation) on certain derivatives and items related to other miscellaneous investments.

10.	BUSINESS COMBINATIONS

On March 9, 2018, shareholders of Third Avenue International Value Fund (the “Target Fund”) approved the Plan of Reorganization of the Target Fund into Third Avenue Value Fund (the “Acquiring Fund”).

The reorganization was effective after the close of business on March 16, 2018 (the “Effective Time”). The Acquiring Fund acquired all of the assets and assumed all of the liabilities of the Target Fund. The transaction was structured to qualify as a tax-free reorganization under the Internal Revenue Code of 1986. Pursuant to the Agreement and Plan of Reorganization, Investor Class and Institutional Class shareholders of the Target Fund received a number of shares of the corresponding class in the Acquiring Fund, with a value equal to their holdings in the Target Fund as of the Effective Time. The investment portfolio of the Target Fund, with a fair value of approximately $119,272,103 and identified cost of approximately $109,459,033 as of the Effective Time, was the principal asset acquired by the Acquiring Fund. For financial statement purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Target Fund were carried over to the Acquiring Fund.

Third Avenue Trust

Notes to Financial Statements (continued)
October 31, 2019

The following is a summary of Shares Outstanding and Net Assets immediately before and after the reorganization:

	Shares Outstanding	Net Assets
Target Fund
Investor Class	267,743	$5,334,048
Institutional Class	6,064,342	120,140,674

Acquiring Fund
Investor Class	225,500	11,430,625
Institutional Class	21,214,441	1,075,294,105
Z Class	50	2,544

Post Reorganization
Investor Class	330,729	16,764,673
Institutional Class	23,584,692	1,195,434,779
Z Class	50	2,544

Third Avenue Trust

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Third Avenue Trust and Shareholders of Third Avenue Value Fund, Third Avenue Small-Cap Value Fund and Third Avenue Real Estate Value Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Third Avenue Value Fund, Third Avenue Small-Cap Value Fund, and Third Avenue Real Estate Value Fund (constituting Third Avenue Trust, referred to hereafter collectively as the “Funds”) as of October 31, 2019, the related statements of operations for the year ended October 31, 2019, the statements of changes in net assets for each of the two years in the period ended October 31, 2019, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2019, the results of each of their operations, for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2019, and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2019 by correspondence with the custodian, issuer and brokers. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP
Philadelphia, PA
December 23, 2019

We have served as the auditor of one or more investment companies in Third Avenue Funds since 1990.

Third Avenue Trust

Annual Renewal of Investment Advisory Agreements
October 31, 2019 (Unaudited)

At a meeting of the Board of Trustees of the Trust (the “Board” or “Trustees”) held on July 30, 2019, the Trustees, none of whom were “interested persons” (as defined in the Investment Company Act of 1940) of the Trust (the “Independent Trustees”), approved the renewal of the Investment Advisory Agreements (the “Agreements”) between Third Avenue Management LLC (the “Adviser,” or “Third Avenue”) and Third Avenue Trust on behalf of each of Third Avenue Value Fund, Third Avenue Small- Cap Value Fund, and Third Avenue Real Estate Value Fund (the “Funds”) through February 8, 2020. At a meeting held on December 9, 2019 a newly elected Board of Trustees (the “new Board”), none of whom are “interested persons” (as defined in the Investment Company Act of 1940) approved the renewal of each Fund’s Agreements for an additional one-year period ending February 8, 2021. As required, the disclosure of the new Board’s consideration of the Agreements will be included in the Funds’ semi-annual report dated April 30, 2020. Prior to voting on the Agreements, the Independent Trustees met separately with their independent legal counsel for a discussion of the Adviser’s presentation and materials referred to below.

In advance of the meeting, the Trustees, through their independent legal counsel, requested extensive materials, and the Adviser provided them, to assist the Board in considering the renewal of the Agreements. The Board also constituted an ad hoc committee to work with representatives of the Adviser to evaluate the adequacy and extent of the information to be provided for their consideration. The committee communicated frequently with the Adviser’s representatives and independent legal counsel. At its meeting held on July 30, 2019, the Board discussed the materials with the Adviser and its affiliates.

In addition, at a series of telephonic meetings in July 2019, the Adviser presented and the Board considered the Adviser’s recommendation that the Funds transition to a shared governance and service provider structure in common with the FundVantage Trust (“FundVantage”) (such shared governance and service provider structure, the “Shared Governance Structure” and such transition, the “Transition”). In July 2019, Third Avenue management informed the Board that it had determined  that the Funds would benefit from joining a Shared Governance Structure. The Board considered that, although the role of the Adviser would change somewhat in connection with the Transition, the Adviser represented that it believes that shareholders generally would benefit from access to greater  scale and resources.

In considering the Agreements, the Trustees did not identify any single overriding factor and instead considered all factors collectively. As a part of their decision-making process, the Trustees considered information derived from their service on the Funds’ Board and their familiarity with the Adviser and its investment process. Among other things, they noted that the Adviser has managed each Fund since its inception, and expressed their belief that a long-term relationship with a capable, conscientious adviser is in the best interest of the Funds. They further noted that the Transition would permit continuity in the investment advisory services and personnel that have been provided by the Adviser to the Funds. The following is a summary of the discussions and conclusions regarding the material factors that formed the basis for the Board’s approval.

Third Avenue Trust

Annual Renewal of Investment Advisory Agreements (continued)
October 31, 2019 (Unaudited)

Factors Considered

A.	Financial Condition of the Adviser; Advisory Fees; Profitability

The Trustees received a presentation from representatives of the Adviser, including a report prepared by Broadridge Financial Solutions (“Broadridge”), and reviewed, among other things:

1.
The financial condition of the Adviser to determine that the Adviser is solvent and currently is sufficiently well-capitalized to perform its ongoing responsibilities to the Funds, recognizing the ongoing potential for a continued decrease in assets under management and the expense savings that are anticipated to result after the Transition;

2.
the information sources and methodology used in the selection of funds included in the comparison universe and the competitive fund group used in comparative analyses of each Fund’s advisory fees and expense ratios and in analyzing the Fund’s performance;

3.
each Fund’s advisory fee and total expenses as compared to those of the comparison universe and competitive fund group, focusing, in part, on the total expense ratio of each Fund and the funds in its respective comparison universe and competitive fund group, recognizing the potential for the Funds’ expense ratios to decrease following the Transition;

4.	performance analyses of each Fund and funds in its comparison universe and competitive fund group;

5.	a comparison of fees paid to the Adviser versus fees paid by similar funds advised by the Adviser, as well as any similar separate advisory accounts;

6.
information presented in respect of economies of scale, noting that all of the Funds’ assets had declined significantly due to recent redemptions; that the Adviser has agreed to waive its fees and/or reimburse expenses to maintain an expense limitation for each Fund; and the resources that the Adviser continues to dedicate to its business even while Fund assets generally have declined in recent years;

7.
the profitability to the Adviser resulting from each Agreement (including the fall-out benefits noted below), reviewing the dollar amount of expenses allocated and revenue received by the Adviser and the method used to determine such expenses and corresponding profit; and

8.
fallout benefits, including (i) fees for providing administrative services (which would be eliminated post-Transition) and (ii) research services received by the Adviser in exchange for commissions paid on Fund portfolio transactions.

Third Avenue Trust

Annual Renewal of Investment Advisory Agreements (continued)
October 31, 2019 (Unaudited)

B.	Description of Personnel and Services Provided by the Adviser

The Trustees reviewed with representatives of the Adviser, and considered:

1.
The nature, extent and quality of services rendered to the Funds, including by the Adviser’s investment, senior management and operational personnel, noting the recent portfolio management change for certain Funds and the proposed Transition, and the oversight of day-to-day operations of the Funds provided by the Adviser;

2.	the Adviser’s research and portfolio management capabilities, particularly the intensive research undertaken in connection with the Adviser’s deep value philosophy;

3.	the value added in past years through the Adviser’s active management style that includes participation in corporate restructurings and other activist investments; and

4.
the Adviser’s experience operating funds registered under the 1940 Act and its dedication to providing high quality services to the Funds in the long term; and the proposal to transition the Funds to an established governance solution with high quality service providers.

Third Avenue Trust

Annual Renewal of Investment Advisory Agreements (continued)
October 31, 2019 (Unaudited)

C.	Investment Performance of the Funds and Adviser

1.
The Trustees reviewed total return information for each Fund versus the comparison universe and competitive funds group for various periods. The Trustees also reviewed information pertaining to the Funds’ risk adjusted performance and risk measures.

Conclusions

The Trustees concluded that the nature, extent and quality of the services provided by the Adviser currently, and as proposed to be provided after the Transition, are adequate and appropriate. The Trustees considered and evaluated each Fund’s performance over various time periods, the Adviser’s investing style and circumstances particular to that Fund. While the Trustees expressed concern about performance of the Funds, they considered the relatively recent changes in personnel and approach instituted in the Third Avenue Value Fund and the Third Avenue Small-Cap Value Fund, and the long-term track record of the Third Avenue Real Estate Value Fund, where poor short-term performance had affected long-term relative performance. They also considered the advisory fee and expense ratio of each Fund and evaluated the comparisons to those of funds in the comparable universe and competitive fund group and the performance analysis.

The Trustees discussed the Adviser’s profitability, and it was noted that, among other things, the profitability percentage was not indicative of an advisory fee that is so disproportionately large that it bears no reasonable relationship to the services rendered and could not have been the product of arm’s-length bargaining. The Trustees also considered the advisory fees charged for similar funds advised by the Adviser, as well as any separate advisory accounts, and reviewed the nature of the services provided and differences, from the Adviser’s perspective, in managing the Funds as compared to advisory services provided to other advised funds and any separate accounts. The Trustees recognized that differences in fees paid were consistent with the differences in services provided by the Adviser.

The Trustees considered whether material economies of scale are present and, if present, are shared with the Funds and considered each Fund’s fee structure, and the resources that the Adviser dedicates to its investment advisory process to the benefit of the Funds. The Trustees concluded that, because of declining overall assets in each Fund, material economies of scale were not present to be shared with the Funds.

The Trustees concluded, in light of considerations noted above, to approve the Agreements.

Third Avenue Trust

Management of the Trust
(Unaudited)

Information pertaining to the Trustees and officers of the Trust is set forth below. The fund complex includes three portfolios in the Third Avenue Trust and one portfolio in the Third Avenue Variable Series Trust. The Statement of Additional Information (SAI) includes additional information about the Trustees and is available upon request, without charge, by calling (800) 443-1021.

Independent Trustees

Correspondence intended for any Independent Trustee may be sent to: 301 Bellevue Parkway, 2nd Floor, Wilmington, DE 19809.

Name & Date of Birth	Term of Office and Length of Time Served*	Position(s) Held With Registrant	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee
Robert J. Christian DOB: February 1949	Trustee since 10/19	Trustee
Retired since February 2006; Executive Vice President of Wilmington Trust Company from February 1996 to February 2006; President of Rodney Square Management Corporation (‘‘RSMC’’) (investment advisory firm) from 1996 to 2005; Vice President of RSMC from 2005 to 2006.

Trustee of FundVantage Trust (registered investment company with 44 portfolios); Trustee of Optimum Fund Trust (registered investment company with 6 portfolios); Trustee of Third Avenue Variable Series Trust (registered investment company with 1 portfolio).

Iqbal Mansur DOB: June 1955	Trustee since 10/19	Trustee	University Professor, Widener University.	Trustee of FundVantage Trust (registered investment company with 44 portfolios); Trustee of Third Avenue Variable Series Trust (registered investment company with 1 portfolio).

Third Avenue Trust

Management of the Trust (continued)
(Unaudited)

Independent Trustees

Name & Date of Birth	Term of Office and Length of Time Served*	Position(s) Held With Registrant	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee
Nicholas M. Marsini, Jr. DOB: August 1955	Trustee and Chairman since 10/19	Trustee and Chairman of the Board
Retired since March 2016; President of PNC Bank Delaware from June 2011 to March 2016; Executive Vice President of Finance of BNY Mellon from July 2010 to January 2011; Executive Vice President and Chief Financial Officer of PNC Global Investment Servicing from September 1997 to July 2010.

Trustee and Chairman of the Board of FundVantage Trust (registered investment company with 44 portfolios); Trustee of Brinker Capital Destinations Trust (registered investment company with 10 portfolios); Trustee and Chairman of the Board of Third Avenue Variable Series Trust (registered investment company with 1 portfolio).

Nancy B. Wolcott DOB: November 1954	Trustee since 10/19	Trustee
Retired since May 2014; EVP, Head of GFI Client Service Delivery, BNY Mellon from January 2012 to May 2014; EVP, Head of US Funds Services, BNY Mellon from July 2010 to January 2012; President of PNC Global Investment Servicing from 2008 to July 2010; Chief Operating Officer of PNC Global Investment Servicing from 2007 to 2008; Executive Vice President of PFPC Worldwide Inc. from 2006 to
2007.

Trustee of FundVantage Trust (registered investment company with 44 portfolios); Trustee of Lincoln Variable Insurance Products Trust (registered investment company with 97 portfolios); Trustee of Third Avenue Variable Series Trust (registered investment company with 1 portfolio).

Third Avenue Trust

Management of the Trust (continued)
(Unaudited)

Independent Trustees

Name & Date of Birth	Term of Office and Length of Time Served*	Position(s) Held With Registrant	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee
Stephen M. Wynne DOB: January 1955	Trustee since 10/19	Trustee
Retired since December 2010; Chief Executive Officer of US Funds Services, BNY Mellon Asset Servicing from July 2010 to December 2010; Chief Executive Officer of PNC Global Investment Servicing from March 2008 to July 2010; President, PNC Global Investment Servicing from 2003 to 2008.

Trustee of FundVantage Trust (registered investment company with 44 portfolios); Trustee of Copeland Trust (registered investment company with 3 portfolios); Trustee of Third Avenue Variable Series Trust (registered investment company with 1 portfolio).

*	Each Trustee serves until his or her successor is duly elected and qualified.

Third Avenue Trust

Management of the Trust (continued)
(Unaudited)

Principal Trust Officers

Name, Date of Birth & Address	Position(s) Held With Registrant	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Officer
Michael A. Buono DOB: May 1967 622 Third Avenue New York, NY 10017	Chief Financial Officer and Principal Financial Officer
Treasurer of Third Avenue Trust (3 Funds), Third Avenue Variable Series Trust (9/17 to Present), and M.J. Whitman LLC and subsidiaries (9/17 to 3/18); Treasurer Chief Financial Officer (CFO) and Principal Accounting
Officer (7/17 to Present) of Third Avenue Management LLC. Formerly, Controller (5/06 to 9/17) (3 Funds) and Assistant Treasurer (6/16 to 9/17) (3 Funds) of Third Avenue Trust, Third Avenue Variable Series Trust, Third Avenue Management and M.J. Whitman LLC and subsidiaries.
N/A

W. James Hall III DOB: July 1964 622 Third Avenue New York, NY 10017	General Counsel, Chief Executive Officer and Principal Executive Officer
General Counsel and Secretary (6/00 to Present) (3 funds) and President (12/15 to Present) (3 funds) of Third Avenue Trust; General Counsel and Secretary (9/00 to Present) and President (12/15 to Present) of Third Avenue Variable Series Trust; General Counsel and Secretary (9/00 to Present) of EQSF Advisers, Inc., and its successor, Third Avenue Management LLC; General Counsel and Secretary (6/00 to Present) of Third Avenue Holdings Delaware, LLC; General Counsel and Secretary (5/00 to 3/18) of M.J. Whitman, Inc. and its successor M.J. Whitman LLC; General Counsel and Secretary of certain other funds advised by Third Avenue Management LLC (7/02 to Present).
N/A

Joel L. Weiss DOB: January 1963 301 Bellevue Parkway, 2nd Floor Wilmington, DE 19809	President	President of JW Fund Management LLC since June 2016; Vice President and Managing Director of BNY Mellon Investment Servicing (US) Inc. and predecessor firms from 1993 to June 2016.	N/A

Third Avenue Trust

Management of the Trust (continued)
(Unaudited)

Principal Trust Officers

Name, Date of Birth & Address	Position(s) Held With Registrant	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Officer
T. Richard Keyes DOB: January 1957 301 Bellevue Parkway, 2nd Floor Wilmington, DE 19809	Treasurer	President of TRK Fund Consulting LLC since July 2016; Head of Tax — U.S. Fund Services of BNY Mellon Investment Servicing (US) Inc. and predecessor firms from February 2006 to July 2016.	N/A

Gabriella Mercincavage DOB: June 1968 301 Bellevue Parkway, 2nd Floor, Wilmington, DE 19809	Assistant Treasurer	Fund Administration Consultant since January 2019; Fund Accounting and Tax Compliance Accountant to financial services companies from November 2003 July 2018.	N/A

Vincenzo A. Scarduzio DOB: April 1972 301 Bellevue Parkway, 2nd Floor, Wilmington, DE 19809	Secretary	Director and Vice President Regulatory Administration of The Bank of New York Mellon and predecessor firms since 2001.	N/A

David C. Lebisky DOB: May 1972 301 Bellevue Parkway, 2nd Floor, Wilmington, DE 19809	Chief Compliance Officer and Anti-Money Laundering Officer
President of Lebisky Compliance Consulting LLC since October 2015; Consultant, Duff & Phelps, LLC since 2016; Senior Consultant, Freeh Group International Solutions, LLC (a global risk management firm) from 2015 to 2018; Scotia Institutional Investments US, LP, Director of Regulatory Administration from 2010 to 2014.
N/A

Third Avenue Trust

Schedule of Shareholder Expenses
(Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees, shareholder servicing fees, distribution fees (if applicable) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period, May 1, 2019 and held for the six month period ended October 31, 2019.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The example also assumes all dividends and distributions have been reinvested.

Third Avenue Trust

Schedule of Shareholder Expenses (continued)
(Unaudited)

	Beginning Account Value May 1, 2019	Ending Account Value October 31, 2019	Expenses Paid During the Period May 1, 2019 to October 31, 2019*	Annualized Expense Ratio
Third Avenue Value Fund
Investor Class
Actual	$1,000	$901.10	$6.71	1.40%
Hypothetical	$1,000	$1,018.15	$7.12	1.40%
Institutional Class
Actual	$1,000	$902.10	$5.51	1.15%
Hypothetical	$1,000	$1,019.41	$5.85	1.15%
Z Class
Actual	$1,000	$902.80	$5.04	1.05%
Hypothetical	$1,000	$1,019.91	$5.35	1.05%
Third Avenue Small-Cap Value Fund
Investor Class
Actual	$1,000	$1,009.10	$7.09	1.40%
Hypothetical	$1,000	$1,018.15	$7.12	1.40%
Institutional Class
Actual	$1,000	$1,010.50	$5.83	1.15%
Hypothetical	$1,000	$1,019.41	$5.85	1.15%
Z Class
Actual	$1,000	$1,010.50	$5.32	1.05%
Hypothetical	$1,000	$1,019.91	$5.35	1.05%
Third Avenue Real Estate Value Fund
Investor Class
Actual	$1,000	$1,000.00	$7.06	1.40%
Hypothetical	$1,000	$1,018.15	$7.12	1.40%
Institutional Class
Actual	$1,000	$1,001.00	$5.80	1.15%
Hypothetical	$1,000	$1,019.41	$5.85	1.15%
Z Class
Actual	$1,000	$1,001.70	$5.30	1.05%
Hypothetical	$1,000	$1,019.91	$5.35	1.05%

*
Expenses (net of fee waivers, expense reimbursements and expense offset arrangement) are equal to the Class’ annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184) divided by 365.

Third Avenue Trust

Federal Tax Status of Dividends and Distributions
(Unaudited)

The following information represents the tax status of dividends and distributions paid by the Funds during the fiscal year ended October 31, 2019. This information is presented to meet regulatory requirements and no current action on your part is required. The information reported below will differ from the actual amounts taxable to shareholders for the calendar year ending December 31, 2019.

Information necessary to complete your income tax returns for the calendar year ending December 31, 2019 will be issued by the Funds in the early part of 2019.

The Funds are required to make certain designations including to designate the portion of any distributions made to shareholders during their fiscal year beginning on November 1, 2018 and ending on October 31, 2019 that were from capital gains. Depending upon your instructions, distributions from the Funds were either paid to you in cash or reinvested into your account.

The following is the breakdown of the aggregate amount of dividends and distributions paid by each Fund during fiscal year ended October 31, 2019:

	Third Avenue Value Fund	Third Avenue Small-Cap Value Fund	Third Avenue Real Estate Value Fund
Ordinary Income	$3,362,306	$-	$17,945,396
Short-Term Capital Gains
Distributions (treated as ordinary income)	-	806,531	-
Long-Term Capital
Gains Distributions	30,086,651	22,792,914	111,732,992
Total Dividends and Distributions	$33,448,957	$23,599,445	$129,678,388

With respect to ordinary dividends paid by the Funds during their fiscal year ended October 31, 2019, the Funds designate the maximum allowable amounts under section 854 of the Internal Revenue Code of 1986. Such designated amounts shall not be less than the following with respect to ordinary dividends:

	Qualified Dividend Income for Individuals	Dividends Received Deduction for Corporations
Third Avenue Value Fund	$3,362,306	97.58%
Third Avenue Small-Cap Value Fund	806,531	100.00%
Third Avenue Real Estate Value Fund	12,578,399	15.06%

Third Avenue Trust

Federal Tax Status of Dividends and Distributions (continued)
(Unaudited)

The following Fund intends to elect to pass through to shareholders the income taxes paid to foreign countries which may be eligible for the foreign tax credit in accordance with Section 853 of the Internal Revenue Code of 1986.

Gross foreign source income and foreign tax expense for the year ended October 31, 2019 are as follows:

	Gross Foreign Source Income	Foreign Tax Pass Through
Third Avenue Value Fund	$12,020,806	$1,097,424

BOARD OF TRUSTEES
Robert J. Christian
Iqbal Mansur
Nicholas M. Marsini, Jr. — Chairman
Nancy B. Wolcott
Stephen M. Wynne

OFFICERS
W. James Hall III — General Counsel, Chief Executive Officer, Principal Executive Officer
Michael A. Buono — Chief Financial Officer, Principal Financial Officer
Joel L. Weiss — President
T. Richard Keyes — Treasurer
Gabriella Mercincavage — Assistant Treasurer
Vincenzo A. Scarduzio — Secretary
David C. Lebisky — Chief Compliance Officer, Anti-Money Laundering Officer

TRANSFER AGENT
BNY Mellon Investment Servicing (U.S.) Inc.
P.O. Box 9802
Providence, RI 02940-8002
610-239-4600
800-443-1021 (toll-free)

INVESTMENT ADVISER
Third Avenue Management LLC
622 Third Avenue
New York, NY 10017

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
2001 Market Street,
Philadelphia, PA 19103

CUSTODIAN
JPMorgan Chase Bank, N.A.
383 Madison Avenue
New York, NY 10179

Third Avenue offers multiple investment solutions with unique exposures and return profiles. Our core strategies are currently available through ’40Act mutual funds and customized accounts. If you would like further information, please contact a Relationship Manager at:

www.thirdave.com	622 Third Avenue	212.906.1160
/third-ave-management	New York, NY 10017	clientservice@thirdave.com

Item 2.	Code of Ethics.

At October 31, 2019, the Trust had a code of ethics (the “Code of Ethics”) that applies to its principal executive officer and principal financial officer. This Code of Ethics is attached as Exhibit (a) (1) hereto.

Item 3.	Audit Committee Financial Expert.

As of October 31, 2019, the Audit Committee of the Board of Trustees is comprised of Robert J. Christian, Iqbal Mansur and Stephen M. Wynne, each of whom is considered “independent” within the meaning set forth under Item 3 of Form N-CSR.   The Board of Trustees has determined that Mr. Wynne is an “audit committee financial expert” as such term is defined by Item 3 of Form N-CSR.

The Registrant’s Board of Trustees has determined that Mr. Wynne acquired the attributes necessary to be considered an audit committee financial expert through his experience as a chief executive officer (and other senior-level accounting and/or financial positions) of several large financial institutions and because he has co-authored a text book on mutual fund accounting.

Item 4.	Principal Accountant Fees and Services.

(a)          Audit Fees.  The aggregate fees billed for each of the last two fiscal years for professional services rendered by the Trust’s principal accountant for the audit of the Trust’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $102,812, without any out of pocket expenses, for the fiscal year ended October 31, 2019 and $244,000, including out of pocket expenses of approximately $6,000, for the fiscal year ended October 31, 2018.

(b)          Audit-Related Fees.  There were no fees billed in each of the last two fiscal years for assurance and related services by the Trust’s principal accountant that are reasonably related to the performance of the audit of the Trust’s financial statements and are not reported above in Item 4(a).  There were no audit-related services provided to the Trust’s investment adviser or any entity controlling, controlled by, or under common control with the Trust’s investment adviser that provides ongoing services to the Trust (“Service Affiliates”) during each of the last two years that were required to be pre-approved by the Trust’s Audit Committee.

(c)          Tax Fees.  The aggregate fees billed to the Trust in each of the last two fiscal years for professional services rendered by the Trust’s principal accountant for tax compliance, tax advice and tax planning were $219,760 for the fiscal year ended October 31, 2019 and $192,000 for the fiscal year ended October 31, 2018. These services related to the preparation of tax returns and the review of tax-related issues.  There were no tax services provided to Service Affiliates during each of the last two fiscal years that were required to be pre-approved by the Trust’s Audit Committee.

(d)          All Other Fees.  There were no fees billed to the Trust in each of the last two fiscal years for products and services provided by the Trust’s principal accountant, other than the services reported above in Items 4(a) through (c).  There were no other services provided to Service Affiliates during each of the last two fiscal years that were required to be pre-approved by the Trust’s Audit Committee.

(e)          Audit Committee Pre-Approval Policies and Procedures.

(i)  The Audit Committee pre-approves the Trust’s accountant’s engagement for audit and non-audit services to the Trust and certain non-audit services to the Service Affiliates on a case-by-case basis.  Pre-approval considerations include whether the proposed services are compatible with maintaining the accountant’s independence.

(ii) There were no services provided to the Trust or Service Affiliates during the last two fiscal years for which the pre-approval requirement was waived pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)          Not Applicable.

(g)          The aggregate non-audit fees billed by the Trust’s accountant for services rendered to the Trust and Service Affiliates for each of the last two fiscal years were $219,760 for the fiscal year ended October 31, 2019 and $192,000 for the fiscal year ended October 31, 2018.

(h)          The Audit Committee has considered whether the provision of non-audit services to the Service Affiliates that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the independence of the Trust’s accountant.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

 (a) The Trust’s principal executive officer and principal financial officer have evaluated the Trust’s disclosure controls and procedures within 90 days of this filing and have concluded that the Trust’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Trust in this Form N-CSR is recorded, processed, summarized, and reported within the required time periods and that information required to be disclosed by the Trust in the report that it files or submits on Form N-CSR is accumulated and communicated to the Trust’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) The Trust’s principal executive officer and principal financial officer are aware of no changes in the Trust’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Code of Ethics

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act.

(a)(3)	Not applicable

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Third Avenue Trust

By:	/s/ W. James Hall
Name:	W. James Hall
Title:	Principal Executive Officer
Date:	December 27, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. James Hall
Name:	W. James Hall
Title:	Principal Executive Officer
Date:	December 27, 2019

By:	/s/ Michael A. Buono
Name:	Michael A. Buono
Title:	Principal Financial Officer
Date:	December 27, 2019